SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

New Covenant Growth Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 97.1%

Communication Services — 7.1%
Activision Blizzard Inc	7,059	$525
Alphabet Inc, Cl A *	75,260	7,199
Alphabet Inc, Cl C *	69,700	6,702
AMC Entertainment Holdings, Cl A *	6,903	48
AT&T Inc	119,675	1,836
Bandwidth Inc, Cl A *	74	1
Cable One Inc	79	67
Cardlytics Inc *	761	7
Cars.com Inc *	4,178	48
Charter Communications Inc, Cl A *	1,268	385
Cinemark Holdings Inc *	4,289	52
Cogent Communications Holdings Inc	148	8
Comcast Corp, Cl A	52,817	1,549
EchoStar Corp, Cl A *	1,124	18
Electronic Arts Inc	4,844	560
Eventbrite Inc, Cl A *	2,537	15
EverQuote Inc, Cl A *	1,468	10
EW Scripps Co/The, Cl A *	3,299	37
Fox Corp, Cl A	1,372	42
Fox Corp, Cl B	1,428	41
fuboTV *	3,908	14
IAC Inc *	376	21
IMAX Corp *	2,244	32
Interpublic Group of Cos Inc/The	8,487	217
Iridium Communications Inc *	366	16
John Wiley & Sons Inc, Cl A	236	9
Liberty Broadband Corp, Cl A *	81	6
Liberty Broadband Corp, Cl C *	343	25
Liberty Media Corp-Liberty SiriusXM, Cl C *	234	9
Liberty Media -Liberty Braves *	1,938	53
Live Nation Entertainment Inc *	181	14
Loyalty Ventures *	534	1
Lumen Technologies	872	6
Madison Square Garden Entertainment Corp *	1,768	78
Madison Square Garden Sports Corp *	39	5
Magnite Inc *	2,551	17
Match Group Inc *	1,841	88
Meta Platforms, Cl A *	28,182	3,824
Netflix Inc *	5,046	1,188
New York Times Co/The, Cl A	439	13
News Corp, Cl A	829	12
Nexstar Media Group Inc, Cl A	94	16
Omnicom Group Inc	10,137	640
Paramount Global, Cl B	7,304	139
Pinterest, Cl A *	3,339	78
ROBLOX, Cl A *	6,473	232
Roku Inc, Cl A *	818	46
Scholastic Corp	1,266	39
Shenandoah Telecommunications Co	222	4

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Shutterstock Inc	205	$10
Sirius XM Holdings Inc	7,153	41
Spotify Technology SA *	1,265	109
Take-Two Interactive Software Inc *	1,416	154
TechTarget Inc *	1,986	118
TEGNA Inc	3,052	63
T-Mobile US Inc *	6,126	822
Trade Desk Inc/The, Cl A *	8,290	495
TripAdvisor Inc *	1,712	38
Twitter Inc *	7,369	323
Verizon Communications Inc	57,853	2,197
Vimeo *	610	2
Walt Disney Co/The *	21,958	2,071
Warner Bros Discovery *	29,305	337
World Wrestling Entertainment Inc, Cl A	780	55
Yelp, Cl A *	1,355	46
Ziff Davis *	2,547	174

		33,047
Consumer Discretionary — 11.6%
1-800-Flowers.com Inc, Cl A *	3,668	24
2U Inc *	871	5
Aaron's Co Inc	416	4
Abercrombie & Fitch Co, Cl A *	2,970	46
Adient PLC *	732	20
ADT Inc	6,039	45
Adtalem Global Education Inc *	5,431	198
Advance Auto Parts Inc	317	50
Airbnb, Cl A *	3,103	326
Amazon.com Inc *	111,956	12,651
American Eagle Outfitters Inc	3,416	33
American Public Education Inc *	1,831	17
AMMO *	41,896	123
Aptiv PLC *	3,490	273
Aramark	260	8
Asbury Automotive Group Inc *	425	64
AutoNation Inc *	970	99
AutoZone Inc *	235	503
Bath & Body Works	638	21
Bed Bath & Beyond Inc *	517	3
Best Buy Co Inc	14,318	907
Big Lots Inc	1,758	27
Bloomin' Brands Inc	2,259	41
Booking Holdings Inc *	563	925
Boot Barn Holdings Inc *	1,181	69
BorgWarner Inc	321	10
Bright Horizons Family Solutions Inc *	76	4
Brinker International Inc *	1,180	30
Brunswick Corp/DE	839	55
Buckle Inc/The	1,885	60
Burlington Stores Inc *	482	54
Canoo *	5,091	10

New Covenant Funds/ Quarterly Report /September 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Capri Holdings Ltd *	1,319	$51
CarMax Inc *	1,086	72
Carnival Corp *	15,800	111
Carter's Inc	471	31
Carvana Co, Cl A *	5,499	112
Cavco Industries Inc *	255	53
Cheesecake Factory Inc/The	1,236	36
Chegg Inc *	176	4
Chico's FAS *	7,300	35
Children's Place Inc/The *	812	25
Chipotle Mexican Grill Inc, Cl A *	232	349
Choice Hotels International Inc	113	12
Columbia Sportswear Co	891	60
Cracker Barrel Old Country Store Inc	323	30
Dana Inc	2,660	30
Darden Restaurants Inc	705	89
Dave & Buster's Entertainment Inc *	1,283	40
Deckers Outdoor Corp *	788	246
Denny's Corp *	2,500	24
Designer Brands Inc, Cl A	3,316	51
Dick's Sporting Goods Inc	1,054	110
Dillard's Inc, Cl A	726	198
Dollar General Corp	2,608	626
Dollar Tree Inc *	1,320	180
Domino's Pizza Inc	309	96
DoorDash, Cl A *	523	26
Dorman Products Inc *	128	11
DR Horton Inc	1,973	133
eBay Inc	20,542	756
Etsy Inc *	1,162	116
Expedia Group Inc *	389	37
Fisker *	2,626	20
Five Below Inc *	410	57
Floor & Decor Holdings Inc, Cl A *	232	16
Foot Locker Inc	1,308	41
Ford Motor Co	36,995	414
Fox Factory Holding Corp *	749	59
Frontdoor *	251	5
GameStop, Cl A *	2,040	51
Gap Inc/The	11,382	93
Garmin Ltd	418	34
General Motors Co	13,522	434
Gentex Corp	440	11
Gentherm Inc *	184	9
Genuine Parts Co	433	65
Goodyear Tire & Rubber Co/The *	989	10
Graham Holdings Co, Cl B	78	42
Grand Canyon Education Inc *	121	10
Group 1 Automotive Inc	86	12
GrowGeneration *	2,599	9
Guess? Inc	2,341	34
H&R Block Inc	3,157	134

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Hanesbrands Inc	13,319	$93
Harley-Davidson Inc	306	11
Hasbro Inc	2,632	178
Helen of Troy Ltd *	57	6
Hilton Grand Vacations Inc *	3,016	99
Hilton Worldwide Holdings Inc	5,265	635
Home Depot Inc/The	13,012	3,591
Hyatt Hotels Corp, Cl A *	135	11
Installed Building Products Inc	694	56
iRobot Corp *	1,013	57
Jack in the Box Inc	658	49
Johnson Outdoors Inc, Cl A	659	34
KB Home	4,733	123
Kohl's Corp	1,859	47
Kontoor Brands Inc	1,282	43
La-Z-Boy Inc, Cl Z	1,597	36
LCI Industries	483	49
Lear Corp	6,486	776
Leggett & Platt Inc	222	7
Lennar Corp, Cl A	596	44
Lennar Corp, Cl B	171	10
LGI Homes Inc *	127	10
Liquidity Services *	2,249	37
LKQ Corp	317	15
Lowe's Cos Inc	13,214	2,482
Lululemon Athletica Inc *	1,171	327
M/I Homes Inc *	198	7
Macy's Inc	4,042	63
Malibu Boats Inc, Cl A *	202	10
Marriott International Inc/MD, Cl A	3,599	504
Marriott Vacations Worldwide Corp	394	48
Mattel Inc *	14,805	280
McDonald's Corp	11,361	2,621
Meritage Homes Corp *	794	56
Mohawk Industries Inc *	127	12
Monro Inc	626	27
Murphy USA Inc	422	116
National Vision Holdings Inc *	447	15
Newell Brands Inc	605	8
NIKE Inc, Cl B	17,693	1,471
Nordstrom Inc	3,866	65
Norwegian Cruise Line Holdings Ltd *	14,956	170
NVR Inc *	13	52
ODP Corp/The *	283	10
Ollie's Bargain Outlet Holdings Inc *	212	11
OneSpaWorld Holdings Ltd *	3,063	26
O'Reilly Automotive Inc *	677	476
Oxford Industries Inc	665	60
Papa John's International Inc	806	56
Peloton Interactive Inc, Cl A *	7,815	54
Penske Automotive Group Inc	957	94
PetMed Express Inc	366	7

New Covenant Funds/ Quarterly Report /September 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Planet Fitness Inc, Cl A *	173	$10
Polaris Inc	966	92
PulteGroup Inc	5,125	192
PVH Corp	108	5
Qurate Retail Inc	1,412	3
Ralph Lauren Corp, Cl A	690	59
RealReal Inc/The *	5,091	8
Rent-A-Center Inc/TX, Cl A	1,764	31
RH *	224	55
Rivian Automotive, Cl A *	1,274	42
Ross Stores Inc	3,209	270
Royal Caribbean Cruises Ltd *	8,804	334
Sally Beauty Holdings Inc *	2,794	35
SeaWorld Entertainment Inc *	251	11
Service Corp International/US	250	14
Shake Shack Inc, Cl A *	157	7
Signet Jewelers Ltd	2,402	137
Six Flags Entertainment Corp *	248	4
Sleep Number Corp *	1,033	35
Standard Motor Products Inc	943	31
Starbucks Corp	16,902	1,424
Steven Madden Ltd	1,178	31
Stitch Fix Inc, Cl A *	1,021	4
Strategic Education Inc	331	20
Stride Inc *	348	15
Tapestry Inc	2,803	80
Target Corp	6,577	976
Taylor Morrison Home Corp, Cl A *	12,743	297
Tempur Sealy International Inc	2,272	55
Tenneco Inc, Cl A *	3,599	63
Terminix Global Holdings Inc *	303	12
Tesla Inc *	31,772	8,428
Texas Roadhouse Inc, Cl A	889	78
Thor Industries Inc	106	7
TJX Cos Inc/The	14,736	915
Toll Brothers Inc	2,246	94
TopBuild Corp *	476	78
Topgolf Callaway Brands *	2,383	46
Tractor Supply Co	2,377	442
Travel + Leisure	4,669	159
Tri Pointe Homes *	3,236	49
Tupperware Brands Corp *	3,286	22
Udemy *	3,378	41
Ulta Beauty Inc *	279	112
Under Armour Inc, Cl C *	556	3
Urban Outfitters Inc *	417	8
Vail Resorts Inc	46	10
VF Corp	4,023	120
Victoria's Secret *	212	6
Visteon Corp *	551	58
Wayfair Inc, Cl A *	320	10
Wendy's Co/The	11,419	213

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Whirlpool Corp	638	$86
Williams-Sonoma Inc	160	19
Wingstop Inc	582	73
Winnebago Industries Inc	191	10
Wolverine World Wide Inc	1,511	23
Workhorse Group Inc *	4,879	14
WW International Inc *	1,262	5
Wyndham Hotels & Resorts Inc	189	12
Yum! Brands Inc	8,356	889
Zumiez Inc *	1,593	34

		53,576
Consumer Staples — 6.2%
Andersons Inc/The	1,960	61
Archer-Daniels-Midland Co	4,581	368
B&G Foods Inc	862	14
BellRing Brands *	136	3
Beyond Meat Inc *	166	2
BJ's Wholesale Club Holdings Inc *	800	58
Bunge Ltd	1,596	132
Calavo Growers Inc	571	18
Campbell Soup Co	10,354	488
Casey's General Stores Inc	65	13
Celsius Holdings *	1,932	175
Chefs' Warehouse Inc/The *	1,366	40
Church & Dwight Co Inc	1,025	73
Clorox Co/The	2,716	349
Coca-Cola Co/The	46,202	2,588
Colgate-Palmolive Co	13,653	959
Conagra Brands Inc	14,479	472
Costco Wholesale Corp	5,215	2,463
Coty Inc, Cl A *	1,026	6
Darling Ingredients *	716	47
Edgewell Personal Care Co	310	12
elf Beauty *	1,902	72
Energizer Holdings Inc	231	6
Estee Lauder Cos Inc/The, Cl A	2,390	516
Flowers Foods Inc	555	14
Fresh Del Monte Produce Inc	1,442	34
General Mills Inc	13,887	1,064
Grocery Outlet Holding Corp *	263	9
Hain Celestial Group Inc/The *	461	8
Herbalife Nutrition Ltd *	1,088	22
Hershey Co/The	2,295	506
HF Foods Group Inc *	2,213	9
Hormel Foods Corp	4,797	218
Ingredion Inc	1,110	89
J M Smucker Co/The	6,494	892
Kellogg Co	6,713	468
Keurig Dr Pepper Inc	30,864	1,106
Kimberly-Clark Corp	6,484	730
Kraft Heinz Co/The	2,612	87

New Covenant Funds/ Quarterly Report /September 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Kroger Co/The	17,094	$748
Lamb Weston Holdings Inc	594	46
McCormick & Co Inc/MD	5,832	416
Medifast Inc	71	8
Mondelez International Inc, Cl A	17,402	954
Monster Beverage Corp *	2,566	223
National Beverage Corp	344	13
PepsiCo Inc	25,185	4,112
Performance Food Group Co *	1,023	44
Pilgrim's Pride Corp *	355	8
Post Holdings Inc *	108	9
PriceSmart Inc	179	10
Procter & Gamble Co/The	29,205	3,687
SpartanNash Co	1,252	36
Spectrum Brands Holdings Inc	183	7
Sprouts Farmers Market Inc *	623	17
Sysco Corp	17,657	1,249
TreeHouse Foods Inc *	237	10
Tyson Foods Inc, Cl A	1,410	93
US Foods Holding Corp *	2,211	58
Vita Coco *	3,906	44
Walgreens Boots Alliance Inc	12,551	394
Walmart Inc	16,706	2,167

		28,544
Energy — 4.6%
Antero Midstream Corp	7,912	73
APA Corp	7,933	271
Baker Hughes Co, Cl A	4,496	94
Cactus Inc, Cl A	1,525	59
Callon Petroleum *	2,548	89
ChampionX Corp	383	8
Cheniere Energy Inc	1,963	326
Chevron Corp	23,845	3,426
Clean Energy Fuels *	4,579	24
CNX Resources Corp *	6,091	95
ConocoPhillips	27,675	2,832
Continental Resources Inc/OK	337	23
Coterra Energy	7,300	191
Denbury *	630	54
Devon Energy Corp	5,867	353
Diamondback Energy Inc	853	103
Dril-Quip Inc *	1,072	21
DT Midstream	405	21
EOG Resources Inc	5,951	665
EQT Corp	2,732	111
Equitrans Midstream Corp	2,185	16
Expro Group Holdings *	1,529	20
Exxon Mobil Corp	52,023	4,542
Gevo *	26,517	60
Golar LNG Ltd *	3,888	97
Halliburton Co	5,660	139

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Helix Energy Solutions Group *	10,917	$42
Helmerich & Payne Inc	1,494	55
Hess Corp	4,195	457
HF Sinclair	3,119	168
International Seaways Inc	642	23
Kinder Morgan Inc	32,576	542
Kinetik Holdings, Cl A	310	10
Kosmos Energy Ltd *	44,503	230
Magnolia Oil & Gas Corp, Cl A	1,806	36
Marathon Oil Corp	5,472	123
Marathon Petroleum Corp	7,000	695
Murphy Oil Corp	449	16
Nabors Industries Ltd *	367	37
NOV Inc	482	8
Occidental Petroleum Corp	8,202	504
Oceaneering International Inc *	3,376	27
ONEOK Inc	3,505	180
Ovintiv	1,009	46
Patterson-UTI Energy Inc	4,952	58
PBF Energy Inc, Cl A	494	17
Phillips 66	5,367	433
Pioneer Natural Resources Co	2,260	489
Range Resources Corp	2,413	61
RPC Inc	1,226	9
Schlumberger NV Ltd	39,202	1,407
SM Energy	5,146	194
Southwestern Energy Co *	21,739	133
Targa Resources Corp	11,252	679
Tellurian *	11,904	28
Texas Pacific Land	29	52
Uranium Energy *	15,244	53
Valero Energy Corp	4,715	504
Williams Cos Inc/The	11,002	315

		21,344
Financials — 12.1%
Affiliated Managers Group Inc	910	102
Aflac Inc	4,037	227
AGNC Investment Corp ‡	2,838	24
Alleghany Corp *	15	13
Allegiance Bancshares Inc	1,318	55
Allstate Corp/The	3,458	431
Ally Financial Inc	1,575	44
Amalgamated Financial	2,110	48
American Express Co	9,360	1,263
American Financial Group Inc/OH	449	55
American International Group Inc	6,597	313
Ameriprise Financial Inc	1,250	315
Ameris Bancorp	1,129	50
AMERISAFE Inc	743	35
Annaly Capital Management ‡	9,785	168
Aon PLC, Cl A	3,101	831

New Covenant Funds/ Quarterly Report /September 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Apollo Commercial Real Estate Finance Inc ‡	2,686	$22
Apollo Global Management	2,091	97
Arch Capital Group Ltd *	2,404	109
Ares Management, Cl A	632	39
Argo Group International Holdings Ltd	750	14
Arthur J Gallagher & Co	1,324	227
Artisan Partners Asset Management Inc, Cl A	1,589	43
AssetMark Financial Holdings *	1,796	33
Associated Banc-Corp	4,274	86
Assurant Inc	87	13
Assured Guaranty Ltd	994	48
Atlantic Union Bankshares Corp	1,302	40
Axis Capital Holdings Ltd	825	41
Axos Financial Inc *	310	11
Bank of America Corp	87,545	2,644
Bank of Hawaii Corp	1,051	80
Bank of Marin Bancorp	1,079	32
Bank of New York Mellon Corp/The	12,656	487
Bank of NT Butterfield & Son Ltd/The	1,324	43
Bank OZK	366	14
BankUnited Inc	2,418	83
Banner Corp	851	50
Berkshire Hathaway Inc, Cl B *	22,327	5,962
Berkshire Hills Bancorp Inc	1,501	41
BGC Partners Inc, Cl A	8,389	26
BlackRock Inc, Cl A	1,878	1,033
Blackstone	6,935	580
BOK Financial Corp	568	50
Bread Financial Holdings	1,335	42
Brighthouse Financial Inc *	268	12
Brown & Brown Inc	290	18
Cadence Bank	1,525	39
Capital One Financial Corp	3,914	361
Capitol Federal Financial Inc	3,529	29
Carlyle Group	923	24
Cathay General Bancorp	1,291	50
Cboe Global Markets Inc	99	12
Central Pacific Financial Corp	1,651	34
Charles Schwab Corp/The	16,432	1,181
Chimera Investment Corp ‡	2,402	13
Chubb Ltd	6,169	1,122
Cincinnati Financial Corp	891	80
Citigroup Inc	24,313	1,013
Citizens Financial Group Inc	3,587	123
City Holding Co	607	54
CME Group Inc, Cl A	4,726	837
CNA Financial Corp	253	9
Cohen & Steers Inc	764	48
Coinbase Global, Cl A *	850	55
Comerica Inc	1,232	88

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Commerce Bancshares Inc/MO	1,640	$108
Community Bank System Inc	710	43
ConnectOne Bancorp Inc	1,891	44
Credit Acceptance Corp *	177	78
Cullen/Frost Bankers Inc	850	112
Dime Community Bancshares	1,467	43
Discover Financial Services	11,446	1,041
Eagle Bancorp Inc	1,035	46
East West Bancorp Inc	1,710	115
eHealth Inc *	512	2
Ellington Financial Inc ‡	2,748	31
Enterprise Financial Services Corp	1,063	47
Equitable Holdings Inc	432	11
Erie Indemnity Co, Cl A	433	96
Essent Group Ltd	970	34
Evercore Inc, Cl A	659	54
Everest Re Group Ltd	179	47
Eversource Energy	10,983	856
FactSet Research Systems Inc	306	122
FB Financial Corp	1,250	48
Federal Agricultural Mortgage Corp, Cl C	119	12
Federated Hermes Inc, Cl B	1,492	49
Fidelity National Financial Inc	1,063	38
Fifth Third Bancorp	4,599	147
First American Financial Corp	814	38
First BanCorp/Puerto Rico	4,571	63
First Busey Corp	1,790	39
First Citizens BancShares Inc/NC, Cl A	159	127
First Commonwealth Financial Corp	3,365	43
First Financial Bancorp	1,921	40
First Financial Bankshares Inc	1,378	58
First Hawaiian Inc	3,126	77
First Horizon National Corp	6,041	138
First Interstate BancSystem, Cl A	1,171	47
First Merchants Corp	1,182	46
First Republic Bank/CA	1,080	141
FirstCash Holdings	612	45
FNB Corp/PA	3,907	45
Franklin Resources Inc	6,856	148
Fulton Financial Corp	2,789	44
Genworth Financial Inc, Cl A *	10,439	37
German American Bancorp Inc	1,414	50
Globe Life Inc	108	11
Goldman Sachs Group Inc/The	3,960	1,160
Goosehead Insurance Inc, Cl A *	215	8
Hancock Whitney Corp	1,142	52
Hannon Armstrong Sustainable Infrastructure Capital Inc	20,833	624
Hanover Insurance Group Inc/The	124	16
HarborOne Bancorp Inc	4,621	62
Hartford Financial Services Group Inc/The	1,006	62
Heartland Financial USA Inc	1,003	43

New Covenant Funds/ Quarterly Report /September 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Heritage Financial Corp/WA	1,744	$46
Home BancShares Inc/AR	2,523	57
HomeStreet Inc	309	9
Hope Bancorp Inc	3,233	41
Horace Mann Educators Corp	1,125	40
Houlihan Lokey Inc, Cl A	192	14
Huntington Bancshares Inc/OH	9,540	126
Independent Bank Corp	580	43
Independent Bank Group Inc	846	52
Intercontinental Exchange Inc	5,170	467
Invesco Ltd	18,276	250
Invesco Mortgage Capital	323	4
James River Group Holdings Ltd	1,180	27
Janus Henderson Group	1,207	24
Jefferies Financial Group Inc	2,313	68
JPMorgan Chase & Co	35,839	3,745
KeyCorp	12,904	207
Kinsale Capital Group Inc	73	19
KKR & Co Inc	3,222	139
KKR Real Estate Finance Trust Inc ‡	2,440	40
Lakeland Bancorp Inc	2,890	46
Lazard Ltd, Cl A	2,316	74
Lemonade *	1,665	35
LendingTree Inc *	175	4
Lincoln National Corp	3,621	159
Loews Corp	222	11
LPL Financial Holdings Inc	1,036	226
M&T Bank Corp	1,519	268
MarketAxess Holdings Inc	144	32
Marsh & McLennan Cos Inc	14,595	2,179
Mercury General Corp	233	7
MetLife Inc	6,576	400
MFA Financial ‡	1,584	12
MGIC Investment Corp	3,455	44
Moelis & Co, Cl A	1,564	53
Moody's Corp	2,613	635
Morgan Stanley	31,017	2,451
Morningstar Inc	67	14
Mr Cooper Group Inc *	335	14
MSCI Inc, Cl A	635	268
Nasdaq Inc	7,134	404
NBT Bancorp Inc	1,213	46
Nelnet Inc, Cl A	145	11
New York Community Bancorp Inc	951	8
New York Mortgage Trust Inc ‡	7,776	18
NMI Holdings Inc, Cl A *	1,470	30
Northern Trust Corp	7,549	646
Northfield Bancorp Inc	2,868	41
OFG Bancorp	2,119	53
Old National Bancorp/IN	5,093	84
OneMain Holdings Inc, Cl A	258	8
Orchid Island Capital, Cl A ‡	3,472	28

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Pacific Premier Bancorp Inc	3,188	$99
PacWest Bancorp	1,283	29
Palomar Holdings Inc, Cl A *	145	12
Pathward Financial	266	9
PennyMac Mortgage Investment Trust ‡	14,190	167
Pinnacle Financial Partners Inc	1,489	121
PNC Financial Services Group Inc/The	5,690	850
Popular Inc	1,507	109
PRA Group Inc *	1,320	43
Primerica	323	40
Principal Financial Group Inc	662	48
ProAssurance Corp	1,351	26
PROG Holdings Inc *	832	12
Progressive Corp/The	6,231	724
Prosperity Bancshares Inc	1,192	79
Provident Financial Services Inc	1,988	39
Prudential Financial Inc	16,015	1,374
Radian Group Inc	1,924	37
Raymond James Financial Inc	1,949	193
Redwood Trust Inc ‡	2,992	17
Regional Management	872	24
Regions Financial Corp	72,286	1,451
Reinsurance Group of America Inc, Cl A	578	73
RenaissanceRe Holdings Ltd	248	35
Renasant Corp	1,366	43
Rithm Capital ‡	14,139	103
RLI Corp	545	56
S&P Global Inc	7,141	2,180
S&T Bancorp Inc	1,247	37
Sandy Spring Bancorp Inc	1,350	48
Seacoast Banking Corp of Florida	1,616	49
ServisFirst Bancshares Inc	187	15
Signature Bank/New York NY	676	102
Silvergate Capital, Cl A *	716	54
SLM Corp	8,316	116
SouthState	216	17
Starwood Property Trust Inc ‡	2,000	36
State Street Corp	9,970	606
Stifel Financial Corp	245	13
SVB Financial Group *	439	147
Synchrony Financial	4,720	133
Synovus Financial Corp	1,267	48
T Rowe Price Group Inc	2,711	285
Texas Capital Bancshares Inc *	822	49
TFS Financial Corp	573	7
TPG RE Finance Trust Inc ‡	2,439	17
Travelers Cos Inc/The	2,743	420
TriCo Bancshares	1,219	54
Triumph Bancorp Inc *	822	45
Truist Financial Corp	14,236	620
Trustmark Corp	1,410	43
Two Harbors Investment Corp ‡	6,390	21

New Covenant Funds/ Quarterly Report /September 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
UMB Financial Corp	715	$60
Umpqua Holdings Corp	2,753	47
Univest Financial Corp	1,820	43
Unum Group	1,638	64
Upstart Holdings *	1,290	27
US Bancorp	12,299	496
Valley National Bancorp	4,269	46
Veritex Holdings Inc	348	9
Virtu Financial Inc, Cl A	3,026	63
W R Berkley Corp	247	16
Walker & Dunlop Inc	749	63
Washington Trust Bancorp Inc	924	43
Webster Financial Corp	2,008	91
Wells Fargo & Co	46,926	1,887
Westamerica BanCorp	731	38
Western Alliance Bancorp	1,801	118
Willis Towers Watson PLC	907	182
Wintrust Financial Corp	708	58
Zions Bancorp NA	1,771	90

		55,797
Health Care — 14.4%
10X Genomics, Cl A *	954	27
Abbott Laboratories	27,119	2,624
AbbVie Inc	25,124	3,372
ABIOMED Inc *	332	82
Acadia Healthcare Co Inc *	220	17
Accolade *	956	11
AdaptHealth, Cl A *	2,632	49
Adaptive Biotechnologies Corp *	1,704	12
Aerie Pharmaceuticals Inc *	2,282	35
Agilent Technologies Inc	7,874	957
Agios Pharmaceuticals Inc *	1,062	30
Alector Inc *	2,628	25
Align Technology Inc *	691	143
Allogene Therapeutics Inc *	1,838	20
Alnylam Pharmaceuticals Inc *	1,202	241
Amedisys Inc *	56	5
American Well, Cl A *	10,093	36
AmerisourceBergen Corp, Cl A	266	36
Amgen Inc	7,498	1,690
Amicus Therapeutics Inc *	5,193	54
AMN Healthcare Services Inc *	832	88
Anika Therapeutics Inc *	920	22
Apellis Pharmaceuticals Inc *	246	17
Apollo Medical Holdings Inc *	344	13
Arcturus Therapeutics Holdings *	483	7
Arcus Biosciences Inc *	2,371	62
Arrowhead Pharmaceuticals Inc *	251	8
Arvinas Inc *	1,298	58
Atara Biotherapeutics Inc *	3,254	12
AtriCure *	1,029	40

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Atrion Corp	71	$40
Avanos Medical Inc *	301	7
Avantor Inc *	1,656	32
Avidity Biosciences *	2,388	39
Axonics Inc *	351	25
Axsome Therapeutics Inc *	618	28
Azenta	207	9
Baxter International Inc	12,373	666
Becton Dickinson and Co	4,437	989
BioCryst Pharmaceuticals Inc *	5,296	67
Biogen Inc *	2,874	767
Biohaven Pharmaceutical Holding Co Ltd *	90	14
BioLife Solutions *	2,163	49
BioMarin Pharmaceutical Inc *	1,042	88
Bio-Rad Laboratories Inc, Cl A *	32	13
Bio-Techne Corp	53	15
Bluebird Bio Inc *	645	4
Boston Scientific Corp *	16,399	635
Bridgebio Pharma Inc *	241	2
Bristol-Myers Squibb Co	34,297	2,438
Brookdale Senior Living Inc *	7,397	32
Bruker Corp	233	12
Cara Therapeutics Inc *	2,942	28
Cardinal Health Inc	2,213	148
CareDx *	6,310	107
Cassava Sciences *	614	26
Castle Biosciences *	730	19
Catalent Inc *	949	69
Catalyst Pharmaceuticals Inc *	11,416	146
Centene Corp *	4,805	374
Change Healthcare Inc *	3,522	97
Charles River Laboratories International Inc *	77	15
Chemed Corp	114	50
ChemoCentryx Inc *	2,278	118
Cigna Corp	7,185	1,994
Cooper Cos Inc/The	236	62
Corcept Therapeutics Inc *	3,878	99
CorVel Corp *	125	17
Covetrus Inc *	1,045	22
Crinetics Pharmaceuticals Inc *	2,310	45
CryoPort *	871	21
CVS Health Corp	21,680	2,068
Cytokinetics Inc *	7,134	346
Danaher Corp	7,387	1,908
DaVita Inc *	160	13
Deciphera Pharmaceuticals Inc *	716	13
Denali Therapeutics Inc *	2,631	81
DENTSPLY SIRONA Inc	3,113	88
Dexcom *	3,388	273
Dynavax Technologies Corp *	8,733	91
Eagle Pharmaceuticals Inc/DE *	1,045	28

New Covenant Funds/ Quarterly Report /September 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Editas Medicine Inc, Cl A *	1,596	$20
Edwards Lifesciences Corp *	8,484	701
Elanco Animal Health Inc *	398	5
Elevance Health	4,242	1,927
Eli Lilly and Co	11,234	3,633
Embecta	887	26
Emergent BioSolutions Inc *	950	20
Enanta Pharmaceuticals Inc *	785	41
Encompass Health Corp	164	7
Enhabit *	82	1
Enovis *	485	22
Envista Holdings Corp *	317	10
Esperion Therapeutics Inc *	962	6
Exact Sciences Corp *	930	30
Exelixis Inc *	4,344	68
Fate Therapeutics Inc *	3,277	73
FibroGen Inc *	1,053	14
Fulgent Genetics *	853	33
Gilead Sciences Inc	14,228	878
Glaukos Corp *	167	9
Global Blood Therapeutics Inc *	643	44
Globus Medical Inc, Cl A *	179	11
Gossamer Bio Inc *	3,279	39
Halozyme Therapeutics Inc *	2,641	104
Hanger Inc *	1,891	35
HCA Healthcare Inc	2,314	425
Health Catalyst Inc *	1,594	15
HealthEquity Inc *	673	45
Henry Schein Inc *	2,612	172
Heron Therapeutics Inc *	1,977	8
Heska Corp *	69	5
Hologic Inc *	927	60
Horizon Therapeutics PLC *	1,437	89
Humana Inc	1,171	568
ICU Medical Inc *	62	9
Ideaya Biosciences *	4,068	61
IDEXX Laboratories Inc *	707	230
IGM Biosciences *	1,084	25
Illumina Inc *	3,200	611
ImmunityBio *	12,691	63
Inari Medical *	419	30
Incyte Corp *	1,063	71
Innoviva Inc *	3,557	41
Inogen Inc *	706	17
Inovio Pharmaceuticals Inc *	2,095	4
Insmed Inc *	2,129	46
Inspire Medical Systems Inc *	110	20
Insulet Corp *	65	15
Integer Holdings Corp *	625	39
Integra LifeSciences Holdings Corp *	188	8
Intellia Therapeutics *	1,231	69
Intercept Pharmaceuticals Inc *	417	6

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Intra-Cellular Therapies Inc *	3,894	$181
Intuitive Surgical Inc *	4,209	789
Invitae Corp *	330	1
Ionis Pharmaceuticals Inc *	782	35
Iovance Biotherapeutics Inc *	8,304	80
IQVIA Holdings Inc *	1,378	250
iRhythm Technologies *	210	26
Ironwood Pharmaceuticals Inc, Cl A *	3,844	40
Johnson & Johnson	32,418	5,296
Karuna Therapeutics Inc *	118	27
Karyopharm Therapeutics Inc *	2,929	16
Kezar Life Sciences *	10,142	87
Kiniksa Pharmaceuticals Ltd, Cl A *	4,016	52
Kodiak Sciences Inc *	1,218	9
Krystal Biotech Inc *	823	57
Kura Oncology Inc *	3,438	47
Laboratory Corp of America Holdings	515	105
Lantheus Holdings Inc *	2,408	169
LHC Group Inc *	57	9
Ligand Pharmaceuticals Inc *	462	40
LivaNova PLC *	657	33
MacroGenics Inc *	1,782	6
Madrigal Pharmaceuticals Inc *	531	35
McKesson Corp	1,233	419
MeiraGTx Holdings *	4,240	36
Merck & Co Inc	36,681	3,159
Meridian Bioscience Inc *	1,293	41
Mersana Therapeutics *	13,514	91
Mettler-Toledo International Inc *	1,016	1,101
Mirati Therapeutics Inc *	429	30
Moderna Inc *	4,368	517
Molina Healthcare *	148	49
Myriad Genetics Inc *	1,860	36
Natera Inc *	229	10
National Research Corp	779	31
Nektar Therapeutics, Cl A *	2,328	7
Neogen Corp *	300	4
Neurocrine Biosciences Inc *	1,089	116
Nevro Corp *	83	4
NextGen Healthcare Inc *	3,392	60
Novavax Inc *	816	15
Novocure *	224	17
Ocugen *	19,686	35
Omnicell *	466	41
Option Care Health Inc *	648	20
OraSure Technologies Inc *	6,042	23
Organon	649	15
Pediatrix Medical Group *	417	7
Pennant Group Inc/The *	1,609	17
Penumbra Inc *	72	14
PerkinElmer Inc	120	14
Pfizer Inc	73,662	3,223

New Covenant Funds/ Quarterly Report /September 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Phreesia Inc *	361	$9
Premier Inc, Cl A	2,266	77
Protagonist Therapeutics *	1,083	9
PTC Therapeutics Inc *	1,021	51
QIAGEN NV *	2,338	97
Quest Diagnostics Inc	865	106
Reata Pharmaceuticals Inc, Cl A *	537	14
Regeneron Pharmaceuticals Inc *	1,105	761
Repligen Corp *	553	103
ResMed Inc	2,930	640
Revance Therapeutics Inc *	3,056	83
Rocket Pharmaceuticals *	932	15
Sage Therapeutics Inc *	516	20
Sangamo Therapeutics Inc *	1,002	5
Sarepta Therapeutics Inc *	87	10
Seagen Inc *	750	103
Shockwave Medical Inc *	1,210	336
Simulations Plus Inc	1,477	72
Sorrento Therapeutics Inc *	12,406	19
STAAR Surgical Co *	1,478	104
Stryker Corp	3,476	704
Supernus Pharmaceuticals Inc *	2,174	74
Surmodics Inc *	1,169	36
Tactile Systems Technology Inc *	728	6
Tandem Diabetes Care Inc *	144	7
Teladoc Health Inc *	2,033	52
Teleflex Inc	742	149
Tenon Medical *	21,009	28
TG Therapeutics Inc *	4,916	29
Theravance Biopharma Inc *	2,200	22
Thermo Fisher Scientific Inc	4,827	2,448
Travere Therapeutics *	3,434	85
Twist Bioscience Corp *	606	21
Ultragenyx Pharmaceutical Inc *	1,143	47
United Therapeutics Corp *	559	117
UnitedHealth Group Inc	11,483	5,799
Universal Health Services Inc, Cl B	80	7
US Physical Therapy Inc	428	33
Utah Medical Products	515	44
Varex Imaging Corp *	1,631	34
Vaxart *	13,851	30
Veeva Systems Inc, Cl A *	1,157	191
Vericel *	1,218	28
Vertex Pharmaceuticals Inc *	3,305	957
Viatris Inc, Cl W *	1,277	11
Waters Corp *	395	106
West Pharmaceutical Services Inc	1,875	461
Xencor *	1,686	44
Y-mAbs Therapeutics *	3,117	45
Zentalis Pharmaceuticals *	497	11
Zimmer Biomet Holdings Inc	3,501	366
Zimvie *	350	3

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Zoetis Inc, Cl A	6,022	$893

		66,703
Industrials — 7.7%
3M Co	10,841	1,198
A O Smith Corp	1,708	83
AAON Inc	192	10
AAR Corp *	1,101	39
ABM Industries Inc	1,349	52
ACCO Brands Corp	5,214	26
Acuity Brands Inc	84	13
AECOM	6,633	454
AerSale *	3,461	64
AGCO Corp	149	14
Air Lease Corp, Cl A	1,053	33
Alamo Group Inc	86	11
Alaska Air Group Inc *	9,238	362
Albany International Corp, Cl A	652	51
Allegion PLC	855	77
Allison Transmission Holdings Inc	1,870	63
Altra Industrial Motion Corp	260	9
AMERCO	28	14
American Airlines Group Inc *	405	5
American Woodmark Corp *	461	20
AMETEK Inc	1,369	155
Apogee Enterprises Inc	1,229	47
Applied Industrial Technologies Inc	745	77
ArcBest Corp	336	24
Arcosa Inc	1,128	65
Argan Inc	1,315	42
Armstrong World Industries Inc	161	13
ASGN Inc *	146	13
Astec Industries Inc	204	6
Astronics *	3,653	29
Atkore *	453	35
Avis Budget Group Inc *	2,276	338
Axon Enterprise Inc *	1,678	194
AZZ Inc	1,071	39
Barnes Group Inc	807	23
Blink Charging *	1,491	26
Bloom Energy Corp, Cl A *	4,597	92
Brady Corp, Cl A	4,773	199
Brink's Co/The	540	26
Cadre Holdings	2,060	50
Carlisle Cos Inc	311	87
Carrier Global Corp	6,184	220
CBIZ Inc *	1,805	77
CH Robinson Worldwide Inc	148	14
Chart Industries Inc *	142	26
Cintas Corp	1,907	740
CIRCOR International Inc *	1,110	18
Clean Harbors Inc *	137	15

New Covenant Funds/ Quarterly Report /September 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Comfort Systems USA Inc	988	$96
Construction Partners Inc, Cl A *	391	10
Copa Holdings SA, Cl A *	469	31
Copart Inc *	1,284	137
CoStar Group Inc *	3,260	227
Crane Holdings	135	12
CSW Industrials Inc	116	14
CSX Corp	29,082	775
Cummins Inc	3,179	647
Deere & Co	4,735	1,581
Delta Air Lines Inc *	35,179	987
Deluxe Corp	981	16
Donaldson Co Inc	202	10
Dover Corp	383	45
Dycom Industries Inc *	1,064	102
Eaton Corp PLC	13,217	1,763
EMCOR Group Inc	565	65
Emerson Electric Co	6,592	483
Enerpac Tool Group, Cl A	2,369	42
EnerSys	664	39
EnPro Industries Inc	738	63
Equifax Inc	535	92
Esab	485	16
ESCO Technologies Inc	568	42
ESS Tech *	12,723	52
Expeditors International of Washington Inc	1,163	103
Exponent Inc	135	12
Fastenal Co	2,894	133
Federal Signal Corp	1,560	58
FedEx Corp	2,712	403
Flowserve Corp	239	6
Fluor Corp *	4,373	109
Forrester Research Inc *	1,169	42
Fortune Brands Home & Security Inc	174	9
Forward Air Corp	144	13
Franklin Electric Co Inc	180	15
FTC Solar *	10,081	30
FTI Consulting Inc *	443	73
FuelCell Energy *	8,509	29
Generac Holdings Inc *	203	36
General Electric	11,119	688
Gibraltar Industries Inc *	164	7
Graco Inc	223	13
GrafTech International Ltd	954	4
Granite Construction Inc	1,780	45
Great Lakes Dredge & Dock Corp *	4,289	33
Greenbrier Cos Inc/The	1,583	38
GXO Logistics *	1,041	37
Hawaiian Holdings Inc *	1,619	21
Healthcare Services Group Inc	422	5
HEICO Corp	4,351	626
HEICO Corp, Cl A	4,045	464

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Helios Technologies Inc	1,091	$55
Herc Holdings Inc	1,012	105
Hexcel Corp	24,223	1,253
Hillenbrand Inc	300	11
HNI Corp	1,268	34
Howmet Aerospace Inc	7,379	228
Hubbell Inc, Cl B	78	17
Hyliion Holdings *	4,149	12
IAA Inc *	253	8
ICF International Inc	545	59
IDEX Corp	68	14
Illinois Tool Works Inc	9,569	1,729
Ingersoll Rand Inc	355	15
Insperity Inc	592	60
Interface Inc, Cl A	7,028	63
ITT Inc	1,404	92
JB Hunt Transport Services Inc	437	68
JetBlue Airways Corp *	837	6
John Bean Technologies Corp	439	38
Kadant Inc	475	79
Kaman Corp	24,669	689
KAR Auction Services Inc *	2,303	26
Kelly Services Inc, Cl A	2,214	30
Kennametal Inc	1,343	28
Kforce Inc	444	26
Kimball International, Cl B	4,936	31
Kirby Corp *	1,032	63
Knight-Swift Transportation Holdings Inc, Cl A	1,357	66
Korn Ferry	1,193	56
Landstar System Inc	83	12
Lennox International Inc	44	10
Li-Cycle Holdings *	8,390	45
Lincoln Electric Holdings Inc	1,027	129
Lindsay Corp	91	13
Lyft Inc, Cl A *	240	3
ManpowerGroup Inc	3,586	232
Marten Transport Ltd	3,469	66
Masco Corp	245	11
Matson Inc	1,273	78
Maxar Technologies Inc	10,873	204
McGrath RentCorp	666	56
MDU Resources Group Inc	386	11
Middleby Corp/The *	103	13
MillerKnoll	2,900	45
MRC Global Inc *	3,597	26
MSA Safety Inc	392	43
MSC Industrial Direct Co Inc, Cl A	1,115	81
Nordson Corp	600	127
Norfolk Southern Corp	2,628	551
NOW Inc *	4,359	44
NV5 Global Inc *	202	25

New Covenant Funds/ Quarterly Report /September 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Old Dominion Freight Line Inc	516	$128
Omega Flex Inc	70	6
Oshkosh Corp	2,762	194
Otis Worldwide Corp	2,457	157
Owens Corning	4,958	390
PACCAR Inc	1,967	165
Park Aerospace	4,245	47
Parker-Hannifin Corp	1,231	298
Parsons Corp *	1,198	47
Pentair PLC	245	10
Pitney Bowes Inc	11,792	28
Plug Power Inc *	4,368	92
Proto Labs Inc *	91	3
Quanta Services Inc	2,291	292
RBC Bearings Inc *	64	13
Redwire *	15,060	36
Regal Rexnord	1,068	150
Republic Services Inc, Cl A	969	132
Resideo Technologies Inc *	448	9
Robert Half International Inc	806	62
Rockwell Automation Inc	1,620	348
Rollins Inc	3,532	123
Ryder System Inc	1,425	108
Saia Inc *	96	18
Schneider National Inc, Cl B	521	11
Shoals Technologies Group, Cl A *	697	15
Shyft Group Inc/The	429	9
Simpson Manufacturing Co Inc	643	50
SiteOne Landscape Supply *	361	38
Snap-on Inc	318	64
Southwest Airlines Co *	2,055	63
SP Plus Corp *	1,169	37
Spirit AeroSystems Holdings Inc, Cl A	10,141	222
Spirit Airlines Inc	1,221	23
SPX Technologies *	999	55
Stanley Black & Decker Inc	1,349	101
Steelcase Inc, Cl A	2,620	17
Stem *	5,869	78
Stericycle Inc *	179	8
Sunrun Inc *	1,979	55
Tennant Co	639	36
Terex Corp	341	10
Tetra Tech Inc	564	73
Timken Co/The	204	12
Toro Co/The	1,175	102
TPI Composites Inc *	472	5
TransUnion	135	8
Trex Co Inc *	1,134	50
Trinity Industries Inc	511	11
Triton International	827	45
Triumph Group Inc *	1,853	16
TrueBlue Inc *	2,106	40

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Uber Technologies Inc *	17,665	$468
UFP Industries Inc	196	14
UniFirst Corp/MA	235	40
Union Pacific Corp	7,120	1,387
United Airlines Holdings Inc *	289	9
United Parcel Service Inc, Cl B	8,569	1,384
United Rentals Inc *	1,692	457
Univar Solutions Inc *	476	11
Valmont Industries Inc	76	20
Verisk Analytics Inc, Cl A	1,729	295
Virgin Galactic Holdings Inc *	141,653	667
Wabash National Corp	3,217	50
Waste Management Inc	6,467	1,036
Watsco Inc	52	13
Watts Water Technologies Inc, Cl A	507	64
WESCO International Inc *	3,661	437
Westinghouse Air Brake Technologies Corp	465	38
WillScot Mobile Mini Holdings Corp, Cl A *	590	24
Woodward Inc	139	11
WW Grainger Inc	3,060	1,497
XPO Logistics Inc *	1,041	46
Xylem Inc/NY	13,846	1,210
Zurn Elkay Water Solutions	1,629	40

		35,801
Information Technology — 25.3%
8x8 Inc *	2,725	9
Accenture PLC, Cl A	11,297	2,907
ACI Worldwide Inc *	1,373	29
Adeia	2,351	33
Adobe Inc *	8,356	2,300
ADTRAN Holdings	979	19
Advanced Energy Industries Inc	725	56
Advanced Micro Devices Inc *	18,853	1,195
Affirm Holdings, Cl A *	2,309	43
Agilysys Inc *	323	18
Akamai Technologies Inc *	7,949	638
Akoustis Technologies Inc *	2,669	8
Alarm.com Holdings Inc *	1,192	77
Altair Engineering Inc, Cl A *	269	12
Alteryx Inc, Cl A *	635	35
Ambarella Inc *	160	9
Amdocs Ltd	3,632	289
Amkor Technology Inc	3,864	66
Amphenol Corp, Cl A	4,648	311
Analog Devices Inc	5,627	784
ANSYS Inc *	683	151
Appian Corp, Cl A *	1,246	51
Apple Inc	196,636	27,175
Applied Materials Inc	13,913	1,140
Arista Networks Inc *	3,072	347
Arlo Technologies *	7,542	35

New Covenant Funds/ Quarterly Report /September 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Arrow Electronics Inc *	2,084	$192
Asana, Cl A *	3,091	69
Aspen Technology *	173	41
Autodesk Inc *	3,559	665
Automatic Data Processing Inc	10,896	2,465
Avnet Inc	325	12
Axcelis Technologies Inc *	2,104	127
Badger Meter Inc	775	72
Belden Inc	900	54
Benchmark Electronics Inc	1,447	36
Bentley Systems, Cl B	1,422	44
Bill.com Holdings Inc *	1,644	218
Black Knight Inc *	1,569	102
Blackbaud Inc *	629	28
Blackline Inc *	185	11
Block, Cl A *	4,127	227
Box Inc, Cl A *	539	13
Broadcom Inc	4,787	2,125
Broadridge Financial Solutions Inc	720	104
Cadence Design Systems Inc *	2,312	378
Cass Information Systems Inc	865	30
CDW Corp/DE	806	126
Cerence Inc *	493	8
Ceridian HCM Holding Inc *	792	44
Ciena Corp *	1,223	49
Cirrus Logic Inc *	640	44
Cisco Systems Inc	64,863	2,595
Citrix Systems Inc	100	10
Cloudflare, Cl A *	1,522	84
Cognex Corp	203	8
Cognizant Technology Solutions Corp, Cl A	8,315	478
Coherent *	265	9
Cohu Inc *	2,351	61
CommScope Holding Co Inc *	7,086	65
CommVault Systems Inc *	219	12
Concentrix	387	43
Consensus Cloud Solutions *	180	9
Corning Inc	6,104	177
Coupa Software Inc *	970	57
Crowdstrike Holdings Inc, Cl A *	1,523	251
CSG Systems International Inc	965	51
CTS Corp	1,735	72
Datadog Inc, Cl A *	1,589	141
Dell Technologies Inc, Cl C	4,108	140
Diebold Nixdorf Inc *	4,695	11
Digital Turbine Inc *	4,674	67
DocuSign Inc, Cl A *	1,618	87
Dolby Laboratories Inc, Cl A	731	48
Domo Inc, Cl B *	297	5
Dropbox Inc, Cl A *	2,914	60
Dynatrace Inc *	465	16
Ebix Inc	299	6

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Elastic NV *	183	$13
Enphase Energy Inc *	2,963	822
Entegris Inc	1,018	85
Envestnet Inc *	717	32
EPAM Systems Inc *	1,434	519
Euronet Worldwide Inc *	74	6
Everbridge Inc *	1,814	56
EVERTEC Inc	1,569	49
ExlService Holdings Inc *	136	20
Extreme Networks Inc *	6,878	90
F5 Inc *	578	84
Fair Isaac Corp *	299	123
Fastly Inc, Cl A *	905	8
Fidelity National Information Services Inc	7,874	595
First Solar Inc *	3,538	468
Fiserv Inc *	5,664	530
Five9 Inc *	93	7
FleetCor Technologies Inc *	277	49
FormFactor Inc *	353	9
Fortinet Inc *	4,535	223
Gartner *	326	90
Genpact Ltd	6,870	301
Global Payments Inc	2,965	320
Globant SA *	271	51
GoDaddy Inc, Cl A *	1,102	78
Guidewire Software Inc *	109	7
Hackett Group Inc/The	3,129	55
HubSpot Inc *	322	87
Ichor Holdings Ltd *	486	12
Infinera Corp *	6,579	32
Inseego Corp *	7,132	15
Insight Enterprises Inc *	132	11
Intel Corp	51,878	1,337
InterDigital Inc	917	37
International Business Machines Corp	13,123	1,559
Intuit Inc	3,714	1,439
IPG Photonics Corp *	558	47
Itron Inc *	588	25
Jabil Inc	6,948	401
Jack Henry & Associates Inc	636	116
Juniper Networks Inc	7,826	204
Keysight Technologies Inc *	10,325	1,625
Kimball Electronics *	2,142	37
KLA Corp	1,904	576
Knowles Corp *	2,314	28
Kulicke & Soffa Industries	764	29
Kyndryl Holdings *	2,624	22
Lam Research Corp	3,493	1,279
Lattice Semiconductor Corp *	369	18
Littelfuse Inc	60	12
Lumentum Holdings Inc *	660	45
Manhattan Associates Inc *	1,278	170

New Covenant Funds/ Quarterly Report /September 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Marathon Digital Holdings *	3,468	$37
Marvell Technology	7,143	307
Mastercard Inc, Cl A	12,101	3,441
Matterport *	11,962	45
Maximus	682	39
Microchip Technology Inc	3,873	236
Micron Technology Inc	11,221	562
Microsoft Corp	99,587	23,194
MicroStrategy Inc, Cl A *	69	15
MicroVision *	2,858	10
MKS Instruments Inc	103	9
MongoDB Inc, Cl A *	574	114
Monolithic Power Systems Inc	64	23
N-Able *	317	3
National Instruments Corp	2,353	89
NCR Corp *	334	6
NetApp Inc	2,936	182
NetScout Systems Inc *	2,073	65
NortonLifeLock Inc	4,737	95
Novanta Inc *	98	11
Nutanix Inc, Cl A *	359	7
NVIDIA Corp	35,018	4,251
Okta Inc, Cl A *	812	46
ON Semiconductor Corp *	9,649	601
Oracle Corp	24,339	1,486
OSI Systems Inc *	497	36
PagerDuty Inc *	1,821	42
Palantir Technologies, Cl A *	12,031	98
Palo Alto Networks Inc *	2,616	428
Paychex Inc	2,612	293
Paycom Software Inc *	194	64
Paylocity Holding Corp *	417	101
PayPal Holdings Inc *	16,718	1,439
Pegasystems Inc	150	5
Perficient Inc *	1,142	74
Photronics Inc *	580	8
Plexus Corp *	589	52
Power Integrations Inc	196	13
Priority Technology Holdings *	10,659	48
Progress Software Corp	1,206	51
PROS Holdings Inc *	818	20
PTC Inc *	677	71
Pure Storage Inc, Cl A *	685	19
Qorvo Inc *	100	8
QUALCOMM Inc	17,833	2,015
Qualys Inc *	591	82
Rambus Inc *	3,633	92
Rapid7 Inc *	393	17
Repay Holdings, Cl A *	7,436	53
RingCentral Inc, Cl A *	699	28
Riot Blockchain *	3,379	24
Rogers Corp *	392	95

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Roper Technologies Inc	850	$306
Sabre Corp *	506	3
Salesforce *	16,945	2,437
Sanmina Corp *	1,459	67
ScanSource Inc *	1,292	34
Semtech Corp *	1,000	29
ServiceNow Inc *	2,243	847
Silicon Laboratories Inc *	437	54
Skyworks Solutions Inc	308	26
Smartsheet Inc, Cl A *	266	9
Snowflake, Cl A *	2,583	439
SolarWinds *	317	2
Splunk Inc *	1,357	102
Sprout Social, Cl A *	832	50
SPS Commerce Inc *	152	19
Sumo Logic *	5,230	39
Switch Inc, Cl A	779	26
Synaptics Inc *	142	14
Synopsys Inc *	1,235	377
TD SYNNEX	387	31
Teledyne Technologies Inc *	997	336
Telos *	6,297	56
Teradata Corp *	4,437	138
Teradyne Inc	4,784	360
Texas Instruments Inc	10,356	1,603
Trimble Inc *	2,035	110
TTEC Holdings Inc	202	9
TTM Technologies Inc *	3,386	45
Tucows Inc, Cl A *	170	6
Twilio Inc, Cl A *	2,168	150
Tyler Technologies Inc *	393	137
Ubiquiti Inc	48	14
Unisys Corp *	689	5
Unity Software *	2,638	84
Universal Display Corp	1,733	164
Upland Software Inc *	255	2
Varonis Systems Inc, Cl B *	327	9
Verint Systems Inc *	947	32
VeriSign Inc *	802	139
Verra Mobility Corp, Cl A *	3,479	53
ViaSat Inc *	693	21
Viavi Solutions Inc *	3,355	44
Visa Inc, Cl A	21,213	3,769
VMware Inc, Cl A	3,153	336
Western Digital Corp *	2,423	79
Western Union Co/The	425	6
WEX Inc *	55	7
Wix.com *	342	27
Wolfspeed *	248	26
Workday Inc, Cl A *	2,079	316
Workiva Inc, Cl A *	1,224	95
Xerox Holdings Corp	4,697	61

New Covenant Funds/ Quarterly Report /September 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Zebra Technologies Corp, Cl A *	438	$115
Zendesk Inc *	152	12
Zoom Video Communications Inc, Cl A *	2,001	147
Zscaler Inc *	786	129
Zuora Inc, Cl A *	3,498	26

		117,166
Materials — 2.5%
AdvanSix	1,143	37
Air Products and Chemicals Inc	4,688	1,091
Albemarle Corp	752	199
Alcoa Corp	5,657	190
Amcor PLC	4,821	52
Amyris *	23,256	68
AptarGroup Inc	1,944	185
Arconic Corp *	1,844	31
Ashland	152	14
ATI Inc *	2,362	63
Avery Dennison Corp	88	14
Axalta Coating Systems Ltd *	7,963	168
Balchem Corp	107	13
Ball Corp	14,154	684
Berry Global Group Inc *	4,123	192
Cabot Corp	238	15
Carpenter Technology Corp	1,006	31
Celanese Corp, Cl A	93	8
CF Industries Holdings Inc	1,066	103
Chemours Co/The	2,832	70
Cleveland-Cliffs Inc *	11,888	160
Coeur Mining Inc *	6,945	24
Commercial Metals Co	1,211	43
Compass Minerals International Inc	851	33
Corteva Inc	5,550	317
Crown Holdings Inc	6,925	561
Dow Inc	6,392	281
DuPont de Nemours Inc	3,212	162
Eagle Materials Inc	126	13
Eastman Chemical Co	9,101	647
Ecolab Inc	2,293	331
FMC Corp	2,400	254
Freeport-McMoRan Inc	27,003	738
Graphic Packaging Holding Co	681	13
Greif Inc, Cl A	1,122	67
HB Fuller Co	976	59
Huntsman Corp	475	12
Ingevity Corp *	563	34
Innospec Inc	499	43
International Flavors & Fragrances Inc	2,307	210
International Paper Co	360	11
Livent Corp *	5,807	178
Louisiana-Pacific Corp	1,740	89
LyondellBasell Industries NV, Cl A	2,182	164

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Martin Marietta Materials Inc	397	$128
Minerals Technologies Inc	182	9
Mosaic Co/The	3,590	173
Newmont Corp	21,956	923
Novagold Resources Inc *	1,266	6
Nucor Corp	1,828	196
Packaging Corp of America	101	11
PPG Industries Inc	2,274	252
Quaker Chemical Corp	55	8
Reliance Steel & Aluminum Co	412	72
Royal Gold Inc	512	48
Schnitzer Steel Industries, Cl A	1,418	40
Scotts Miracle-Gro Co/The	163	7
Sealed Air Corp	293	13
Sensient Technologies Corp	161	11
Sherwin-Williams Co/The	4,705	963
Sonoco Products Co	185	10
Southern Copper Corp	272	12
Steel Dynamics Inc	2,648	188
Stepan Co	138	13
Summit Materials Inc, Cl A *	440	10
Sylvamo	32	1
TriMas Corp	1,583	40
Trinseo	1,345	25
Tronox Holdings PLC	4,385	54
United States Lime & Minerals Inc	98	10
United States Steel Corp	3,709	67
Valvoline Inc	11,216	284
Vulcan Materials Co	665	105
Warrior Met Coal Inc	2,378	68
Westlake	137	12
Westrock Co	3,989	123
Worthington Industries Inc	1,149	44

		11,598
Real Estate — 3.2%
Acadia Realty Trust ‡	1,946	25
Agree Realty Corp ‡	736	50
Alexander & Baldwin Inc ‡	2,342	39
Alexandria Real Estate Equities Inc ‡	1,497	210
American Homes 4 Rent, Cl A ‡	375	12
American Tower Corp, Cl A ‡	5,189	1,114
Anywhere Real Estate *	4,621	37
Apartment Income ‡	304	12
Apartment Investment and Management, Cl A ‡	1,711	12
Apple Hospitality Inc ‡	718	10
AvalonBay Communities Inc ‡	3,261	601
Boston Properties Inc ‡	1,468	110
Brandywine Realty Trust ‡	14,492	98
Brixmor Property Group Inc ‡	4,703	87
Camden Property Trust ‡	125	15

New Covenant Funds/ Quarterly Report /September 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
CareTrust Inc ‡	2,438	$44
CBRE Group Inc, Cl A *	19,071	1,287
Community Healthcare Trust Inc ‡	1,136	37
Corporate Office Properties Trust ‡	7,752	180
Cousins Properties Inc ‡	289	7
Crown Castle ‡	4,174	603
CubeSmart ‡	377	15
DiamondRock Hospitality Co ‡	4,575	34
Digital Realty Trust Inc ‡	2,674	265
Douglas Emmett Inc ‡	448	8
Duke Realty Corp ‡	2,798	135
EastGroup Properties Inc ‡	306	44
Empire State Realty Trust Inc, Cl A ‡	5,592	37
EPR Properties ‡	735	26
Equinix Inc ‡	1,035	589
Equity Commonwealth ‡	846	21
Equity LifeStyle Properties Inc ‡	167	10
Equity Residential ‡	3,485	234
Essential Properties Realty Trust Inc ‡	2,028	39
Essex Property Trust Inc ‡	454	110
eXp World Holdings	2,641	30
Extra Space Storage Inc ‡	811	140
Federal Realty Investment Trust ‡	664	60
First Industrial Realty Trust Inc ‡	263	12
Four Corners Property Trust Inc ‡	1,848	45
Franklin Street Properties Corp ‡	5,897	15
Gaming and Leisure Properties Inc ‡	283	13
Global Net Lease Inc ‡	2,484	26
Healthcare Realty Trust, Cl A ‡	392	8
Healthpeak Properties Inc ‡	9,384	215
Highwoods Properties Inc ‡	247	7
Host Hotels & Resorts Inc ‡	17,568	279
Howard Hughes Corp/The *	795	44
Hudson Pacific Properties Inc ‡	2,475	27
Industrial Logistics Properties Trust ‡	516	3
Innovative Industrial Properties, Cl A ‡	59	5
Invitation Homes Inc ‡	1,509	51
Iron Mountain Inc ‡	5,996	264
iStar ‡	3,141	29
JBG SMITH Properties ‡	2,065	38
Jones Lang LaSalle Inc *	1,270	192
Kilroy Realty Corp ‡	4,516	190
Kimco Realty Corp ‡	5,716	105
Kite Realty Group Trust ‡	3,286	57
Lamar Advertising Co, Cl A ‡	1,059	87
Life Storage Inc ‡	165	18
LTC Properties Inc ‡	1,142	43
LXP Industrial Trust ‡	966	9
Macerich Co/The ‡	5,508	44
Marcus & Millichap Inc	1,380	45
Medical Properties Trust Inc ‡	2,513	30
Mid-America Apartment Communities Inc ‡	318	49

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
National Health Investors Inc ‡	635	$36
Necessity Retail REIT ‡	3,743	22
Newmark Group Inc, Cl A	3,753	30
Office Properties Income Trust ‡	1,618	23
Omega Healthcare Investors Inc ‡	1,229	36
Opendoor Technologies *	9,293	29
Orion Office REIT ‡	124	1
Outfront Media Inc ‡	1,951	30
Paramount Group Inc ‡	5,922	37
Park Hotels & Resorts Inc ‡	1,996	22
Pebblebrook Hotel Trust ‡	1,899	28
Physicians Realty Trust ‡	2,753	41
Piedmont Office Realty Trust Inc, Cl A ‡	2,333	25
PotlatchDeltic Corp ‡	231	9
Prologis Inc ‡	17,977	1,826
Public Storage ‡	1,303	382
Rayonier Inc ‡	1,593	48
RE/MAX Holdings Inc, Cl A	1,292	24
Realty Income Corp ‡	4,725	275
Redfin Corp *	458	3
Regency Centers Corp ‡	22,441	1,208
Rexford Industrial Realty Inc ‡	241	13
RLJ Lodging Trust ‡	2,849	29
RMR Group Inc/The, Cl A	1,095	26
RPT Realty ‡	3,429	26
Ryman Hospitality Properties Inc ‡	577	42
Sabra Health Care REIT Inc ‡	2,410	32
Safehold Inc ‡	226	6
SBA Communications Corp, Cl A ‡	684	195
Service Properties Trust ‡	483	2
Simon Property Group Inc ‡	3,706	333
SITE Centers Corp ‡	3,734	40
SL Green Realty ‡	2,468	99
Spirit Realty Capital Inc ‡	237	9
St Joe Co/The	460	15
STAG Industrial Inc ‡	359	10
STORE Capital Corp ‡	2,555	80
Summit Hotel Properties Inc ‡	4,173	28
Sun Communities ‡	272	37
Tanger Factory Outlet Centers Inc ‡	3,357	46
UDR Inc ‡	250	10
Uniti Group Inc ‡	1,247	9
Urban Edge Properties ‡	2,679	36
Urstadt Biddle Properties Inc, Cl A ‡	2,126	33
Ventas Inc ‡	3,279	132
VICI Properties Inc ‡	5,265	157
Vornado Realty Trust ‡	2,903	67
Washington Real Estate Investment Trust ‡	1,705	30
Welltower Inc ‡	4,270	275
Weyerhaeuser Co ‡	17,005	486
WP Carey Inc ‡	149	10
Xenia Hotels & Resorts Inc ‡	2,347	32

New Covenant Funds/ Quarterly Report /September 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Zillow Group Inc, Cl C *	1,112	$32

		14,849
Utilities — 2.4%
AES Corp/The	5,282	119
ALLETE Inc	620	31
Alliant Energy Corp	213	11
Ameren Corp	1,020	82
American Electric Power Co Inc	5,930	513
American States Water Co	580	45
American Water Works Co Inc	2,717	354
Atmos Energy Corp	461	47
Avangrid Inc	1,720	72
CenterPoint Energy Inc	434	12
Clearway Energy Inc, Cl C	456	15
CMS Energy Corp	20,708	1,206
Consolidated Edison Inc	3,086	265
Constellation Energy	3,696	307
Dominion Energy Inc	8,106	560
DTE Energy Co	876	101
Duke Energy Corp	7,964	741
Edison International	3,288	186
Entergy Corp	2,276	229
Essential Utilities Inc	331	14
Evergy Inc	180	11
Exelon Corp	11,090	415
FirstEnergy Corp	1,531	57
Hawaiian Electric Industries Inc	249	9
IDACORP Inc *	108	11
MGE Energy Inc	631	41
National Fuel Gas Co	245	15
New Jersey Resources Corp	1,111	43
NextEra Energy Inc	27,072	2,123
NiSource Inc	419	11
Northwest Natural Holding Co	699	30
NRG Energy Inc	323	12
OGE Energy Corp	261	10
Ormat Technologies Inc	644	55
PG&E Corp *	692	9
Pinnacle West Capital Corp	2,640	170
PNM Resources Inc	975	45
Portland General Electric Co	894	39
PPL Corp	2,577	65
Public Service Enterprise Group Inc	3,126	176
Sempra Energy	2,764	414
SJW Group	716	41
South Jersey Industries Inc	1,556	52
Southern Co/The	13,370	909
Sunnova Energy International Inc *	810	18
UGI Corp	253	8
Vistra Corp	2,088	44
WEC Energy Group Inc	1,647	147

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Xcel Energy Inc	21,147	$1,353

		11,243
Total Common Stock
(Cost $287,234) ($ Thousands)		449,668

FOREIGN COMMON STOCK — 1.2%

Ireland — 0.4%
Cimpress PLC *	398	10
Jazz Pharmaceuticals PLC *	616	82
Medtronic PLC	19,976	1,613
Perrigo Co PLC	211	7

		1,712

United Kingdom — 0.8%
Alkermes PLC *	2,433	54
Atlassian Corp PLC, Cl A *	1,043	220
Cushman & Wakefield PLC *	2,593	30
Gates Industrial Corp PLC *	886	9
Johnson Controls International PLC	8,308	409
Linde PLC	8,393	2,263
Nielsen Holdings PLC	7,584	210
nVent Electric PLC	457	14
Sensata Technologies Holding PLC	4,273	159
STERIS PLC	1,716	285
Trane Technologies PLC	1,779	258

		3,911

Total Foreign Common Stock
(Cost $5,578) ($ Thousands)		5,623

	Number of Rights
RIGHTS — 0.1%
Curtiss-Wright Corp *‡‡	1,789	249
Total Rights
(Cost $201) ($ Thousands)		249

	Shares
CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Cl F
2.600%**†	4,735,247	4,735

Total Cash Equivalent
(Cost $4,735) ($ Thousands)		4,735

Total Investments in Securities — 99.4%
(Cost $297,748) ($ Thousands)		$460,275

New Covenant Funds/ Quarterly Report /September 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

New Covenant Growth Fund (Concluded)

A list of the open futures held by the Fund at September 30, 2022 are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Russell 2000 Index E-MINI	10	Dec-2022	$885	$835	$(50)
S&P 500 Index E-MINI	23	Dec-2022	4,659	4,142	(517)
			$5,544	$4,977	$(567)

The futures contracts are considered to have equity rate risk associated with them.

Percentages are based on Net Assets of $463,068 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of September 30, 2022.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.

Cl — Class
Ltd — Limited
MSCI — Morgan Stanley Capital International
PLC — Public Limited Company
REIT — Real Estate investment Trust
S&P— Standard & Poor's

The following is a list of the level of inputs used as of September 30, 2022, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	449,668	–	–	449,668
Foreign Common Stock	5,623	–	–	5,623
Rights	249	–	–	249
Cash Equivalent	4,735	–	–	4,735
Total Investments in Securities	460,275	–	–	460,275

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(567)	–	–	(567)
Total Other Financial Instruments	(567)	–	–	(567)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended September 30, 2022 ($ Thousands):

Security Description	Value 6/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2022	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$17,346	$4,054	$(16,665)	$—	$—	$4,735	4,735,247	$37	$—

Amounts designated as "—" are either $0 or have been rounded to $0.

New Covenant Funds/ Quarterly Report /September 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

New Covenant Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 41.5%
Agency Mortgage-Backed Obligations — 32.8%
FHLMC
6.500%, 12/01/2035 to 09/01/2039	$398	$411
6.000%, 03/01/2035	659	693
5.500%, 12/01/2036 to 12/01/2038	128	132
5.000%, 04/01/2024 to 07/01/2052	947	943
4.500%, 06/01/2038 to 08/01/2052	3,345	3,255
4.000%, 07/01/2037 to 07/01/2052	3,005	2,835
3.500%, 04/01/2033 to 05/01/2052	3,323	3,040
3.083%, ICE LIBOR USD 12 Month + 1.621%, 02/01/2050(A)	129	124
3.008%, ICE LIBOR USD 12 Month + 1.628%, 11/01/2048(A)	402	381
3.000%, 09/01/2032 to 04/01/2052	4,804	4,243
2.997%, ICE LIBOR USD 12 Month + 1.633%, 09/01/2047(A)	301	305
2.873%, ICE LIBOR USD 12 Month + 1.619%, 11/01/2047(A)	127	122
2.808%, ICE LIBOR USD 12 Month + 1.598%, 06/01/2047(A)	401	401
2.631%, ICE LIBOR USD 12 Month + 1.625%, 10/01/2046(A)	593	595
2.500%, 08/01/2030 to 03/01/2052	6,908	5,914
2.000%, 02/01/2042 to 02/01/2052	1,674	1,368
1.500%, 10/01/2041 to 11/01/2041	595	475
FHLMC CMO, Ser 2011-3947, Cl SG, IO
3.132%, 10/15/2041(A)	79	7
FHLMC CMO, Ser 2012-4057, Cl UI, IO
3.000%, 05/15/2027	45	2
FHLMC CMO, Ser 2012-4085, Cl IO, IO
3.000%, 06/15/2027	97	4
FHLMC CMO, Ser 2012-4099, Cl ST, IO
3.182%, 08/15/2042(A)	47	5
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	52	8
FHLMC CMO, Ser 2013-4203, Cl PS, IO
3.432%, 09/15/2042(A)	72	6
FHLMC CMO, Ser 2014-4310, Cl SA, IO
3.132%, 02/15/2044(A)	20	2
FHLMC CMO, Ser 2014-4335, Cl SW, IO
3.182%, 05/15/2044(A)	41	4
FHLMC CMO, Ser 2014-4415, Cl IO, IO
0.180%, 04/15/2041(A)	21	1
FHLMC Multifamily Structured Pass Through Certificates, Ser K140, Cl A2
2.250%, 03/25/2054	1,098	909
FHLMC Multifamily Structured Pass Through Certificates, Ser K740, Cl X1, IO
0.843%, 09/25/2027(A)	7,949	241
FHLMC Multifamily Structured Pass Through Certificates, Ser KG06, Cl X1, IO
0.626%, 10/25/2031(A)	6,497	238

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1515, Cl X1, IO
1.637%, 02/25/2035(A)	$2,291	$277
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1516, Cl X1, IO
1.630%, 05/25/2035(A)	845	109
FHLMC Multifamily Structured Pass-Through Certificates, Ser K118, Cl X1, IO
1.053%, 09/25/2030(A)	5,718	333
FHLMC Multifamily Structured Pass-Through Certificates, Ser K-1517, Cl X1, IO
1.443%, 07/25/2035(A)	240	27
FHLMC STACR REMIC Trust 2021-DNA6, Ser 2021-DNA6, Cl M2
3.781%, SOFR30A + 1.500%, 10/25/2041(A)(B)	230	209
FHLMC STACR REMIC Trust 2022-DNA1, Ser 2022-DNA1, Cl M1B
4.131%, SOFR30A + 1.850%, 01/25/2042(A)(B)	420	381
FHLMC STACR REMIC Trust 2022-DNA2, Ser 2022-DNA2, Cl M1A
3.581%, SOFR30A + 1.300%, 02/25/2042(A)(B)	201	198
FHLMC STACR REMIC Trust 2022-DNA4, Ser 2022-DNA4, Cl M1A
4.481%, SOFR30A + 2.200%, 05/25/2042(A)(B)	292	289
FHLMC, Ser 2014-334, Cl S7, IO
3.282%, 08/15/2044(A)	22	2
FHLMC, Ser 2016-353, Cl S1, IO
3.182%, 12/15/2046(A)	72	7
FHLMC, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	30	27
FHLMC, Ser 2020-5010, Cl JI, IO
2.500%, 09/25/2050	250	39
FHLMC, Ser 2020-5010, Cl IK, IO
2.500%, 09/25/2050	282	42
FHLMC, Ser 2020-5013, Cl IN, IO
2.500%, 09/25/2050	87	14
FHLMC, Ser 2020-5018, Cl MI, IO
2.000%, 10/25/2050	88	12
FHLMC, Ser 2021-5071, Cl IH, IO
2.500%, 02/25/2051	538	71
FHLMC, Ser 2022-5224, Cl HL
4.000%, 04/25/2052	300	273
FNMA
7.000%, 11/01/2037 to 11/01/2038	12	12
6.500%, 01/01/2038 to 05/01/2040	106	112
6.000%, 07/01/2037 to 07/01/2041	71	76
5.500%, 02/01/2035	64	66
5.000%, 11/01/2025 to 12/01/2049	3,223	3,198

New Covenant Funds / Quarterly Report /September 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
4.500%, 02/01/2035 to 08/01/2058	$4,955	$4,801
4.000%, 06/01/2025 to 06/01/2057	9,678	9,151
3.560%, 07/01/2032	100	92
3.500%, 04/01/2033 to 03/01/2057	10,336	9,463
3.450%, 03/01/2029	58	55
3.250%, 05/01/2029	78	73
3.000%, 07/01/2035 to 06/01/2052	16,003	14,205
2.930%, 06/01/2030	96	87
2.500%, 03/01/2035 to 09/01/2061	20,076	17,164
2.393%, 01/01/2036(A)	21	21
2.246%, ICE LIBOR USD 12 Month + 1.700%, 03/01/2036(A)	18	18
2.197%, ICE LIBOR USD 12 Month + 1.423%, 05/01/2043(A)	126	125
2.149%, 02/01/2032(A)	299	247
2.000%, 07/01/2031 to 03/01/2052	10,985	9,051
1.500%, 01/01/2051 to 03/01/2051	455	350
FNMA CMO, Ser 2003-W2, Cl 2A9
5.900%, 07/25/2042	303	307
FNMA CMO, Ser 2012-93, Cl UI, IO
3.000%, 09/25/2027	143	7
FNMA CMO, Ser 2014-47, Cl AI, IO
0.124%, 08/25/2044(A)	58	2
FNMA CMO, Ser 2015-55, Cl IO, IO
0.000%, 08/25/2055(A)(C)	15	–
FNMA CMO, Ser 2015-56, Cl AS, IO
3.066%, 08/25/2045(A)	33	4
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 1M2
7.984%, ICE LIBOR USD 1 Month + 4.900%, 11/25/2024(A)	88	91
FNMA Interest, Ser 2012-409, Cl C18, IO
4.000%, 04/25/2042	9	2
FNMA or FHLMC TBA
2.000%, 10/15/2052	400	324
FNMA, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	87	91
FNMA, Ser 2012-101, Cl BI, IO
4.000%, 09/25/2027	3	–
FNMA, Ser 2013-124, Cl SB, IO
2.866%, 12/25/2043(A)	24	2
FNMA, Ser 2013-26, Cl HI, IO
3.000%, 04/25/2032	3	–
FNMA, Ser 2013-54, Cl BS, IO
3.066%, 06/25/2043(A)	20	2
FNMA, Ser 2013-73, Cl IA, IO
3.000%, 09/25/2032	35	2
FNMA, Ser 2017-76, Cl SB, IO
3.016%, 10/25/2057(A)	128	13
FNMA, Ser 2017-85, Cl SC, IO
3.116%, 11/25/2047(A)	65	6

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA, Ser 2019-M19, Cl A2
2.560%, 09/25/2029	$79	$70
FNMA, Ser 2020-47, Cl GZ
2.000%, 07/25/2050	105	63
FNMA, Ser 2020-56, Cl DI, IO
2.500%, 08/25/2050	81	13
FNMA, Ser 2020-56, Cl AQ
2.000%, 08/25/2050	200	158
FNMA, Ser 2020-96, Cl IN, IO
3.000%, 01/25/2051	754	125
FNMA, Ser 2021-1, Cl IG, IO
2.500%, 02/25/2051	438	74
FNMA, Ser 2021-61, Cl KI, IO
2.500%, 04/25/2049	558	83
FRESB Mortgage Trust, Ser 2018-SB48, Cl A10F
3.370%, 02/25/2028(A)	429	405
FRESB Mortgage Trust, Ser 2019-SB58, Cl A10F
3.610%, 10/25/2028(A)	618	579
GNMA
5.500%, 02/20/2037 to 01/15/2039	63	65
5.000%, 12/20/2038 to 10/20/2047	370	373
4.600%, 09/15/2034	997	983
4.500%, 05/20/2040 to 12/20/2050	1,766	1,731
4.000%, 01/15/2041 to 11/20/2049	1,482	1,411
3.500%, 06/20/2044 to 06/20/2052	2,259	2,071
3.000%, 09/15/2042 to 04/20/2052	2,693	2,390
2.500%, 02/20/2027 to 11/20/2051	4,435	3,847
2.000%, 12/20/2050 to 03/20/2051	388	321
GNMA CMO, Ser 2012-34, Cl SA, IO
3.036%, 03/20/2042(A)	19	2
GNMA CMO, Ser 2012-H18, Cl NA
2.877%, ICE LIBOR USD 1 Month + 0.520%, 08/20/2062(A)	71	71
GNMA CMO, Ser 2012-H30, Cl GA
2.707%, ICE LIBOR USD 1 Month + 0.350%, 12/20/2062(A)	297	295
GNMA CMO, Ser 2013-85, Cl IA, IO
0.523%, 03/16/2047(A)	313	4
GNMA CMO, Ser 2013-95, Cl IO, IO
0.432%, 04/16/2047(A)	846	9
GNMA CMO, Ser 2013-H01, Cl TA
2.857%, ICE LIBOR USD 1 Month + 0.500%, 01/20/2063(A)	1	1
GNMA CMO, Ser 2013-H08, Cl BF
2.757%, ICE LIBOR USD 1 Month + 0.400%, 03/20/2063(A)	341	338
GNMA CMO, Ser 2014-105, Cl IO, IO
0.119%, 06/16/2054(A)	65	1
GNMA CMO, Ser 2014-186, Cl IO, IO
0.375%, 08/16/2054(A)	211	2

New Covenant Funds / Quarterly Report /September 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2015-H20, Cl FA
2.827%, ICE LIBOR USD 1 Month + 0.470%, 08/20/2065(A)	$186	$184
GNMA TBA
3.000%, 10/01/2042	1,200	1,060
2.500%, 10/15/2052	200	172
GNMA, Ser 103, Cl AD
1.450%, 01/16/2063	120	97
GNMA, Ser 113, Cl Z
2.000%, 09/16/2061	2,211	1,485
GNMA, Ser 2013-107, Cl AD
2.849%, 11/16/2047(A)	39	36
GNMA, Ser 2013-H21, Cl FB
3.057%, ICE LIBOR USD 1 Month + 0.700%, 09/20/2063(A)	224	223
GNMA, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	49	8
GNMA, Ser 2020-123, Cl NI, IO
2.500%, 08/20/2050	82	11
GNMA, Ser 2020-127, Cl IN, IO
2.500%, 08/20/2050	82	12
GNMA, Ser 2020-129, Cl IE, IO
2.500%, 09/20/2050	85	13
GNMA, Ser 2020-160, Cl YI, IO
2.500%, 10/20/2050	172	23
GNMA, Ser 2020-175, Cl GI, IO
2.000%, 11/20/2050	327	35
GNMA, Ser 2020-181, Cl WI, IO
2.000%, 12/20/2050	410	46
GNMA, Ser 2020-H04, Cl FP
2.857%, ICE LIBOR USD 1 Month + 0.500%, 06/20/2069(A)	128	126
GNMA, Ser 2020-H09, Cl FL
2.883%, ICE LIBOR USD 1 Month + 1.150%, 05/20/2070(A)	65	65
GNMA, Ser 2020-H13, Cl FA
2.807%, ICE LIBOR USD 1 Month + 0.450%, 07/20/2070(A)	403	391
GNMA, Ser 2020-H13, Cl FM
2.757%, ICE LIBOR USD 1 Month + 0.400%, 08/20/2070(A)	241	238
GNMA, Ser 2021-176, Cl IN, IO
2.500%, 10/20/2051	1,122	153
GNMA, Ser 2021-57, Cl BI, IO
3.000%, 03/20/2051	1,489	219
GNMA, Ser 2021-96, Cl VI, IO
2.500%, 06/20/2051	1,310	196
GNMA, Ser 3, Cl IO, IO
0.640%, 02/16/2061(A)	988	56

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 82, Cl Z
2.000%, 02/16/2064	$201	$133

		118,661
Non-Agency Mortgage-Backed Obligations — 8.7%
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl A
3.585%, ICE LIBOR USD 1 Month + 0.880%, 09/15/2034(A)(B)	130	127
Atrium Hotel Portfolio Trust, Ser 2017-ATRM, Cl C
4.468%, ICE LIBOR USD 1 Month + 1.650%, 12/15/2036(A)(B)	410	391
BANK 2021-BNK36, Ser BN36, Cl A5
2.470%, 09/15/2064	644	517
Benchmark Mortgage Trust, Ser 2021-B26, Cl A3
2.391%, 06/15/2054	604	518
BPR Trust 2021-TY, Ser TY, Cl B
3.968%, ICE LIBOR USD 1 Month + 1.150%, 09/15/2038(A)(B)	370	350
BRAVO Residential Funding Trust 2021-NQM2, Ser 2021-NQM2, Cl A1
0.970%, 03/25/2060(A)(B)	37	35
BRAVO Residential Funding Trust 2022-NQM3, Ser 2022-NQM3, Cl A1
5.108%, 07/25/2062(A)(B)	375	365
BX Commercial Mortgage Trust 2021-VOLT, Ser VOLT, Cl A
3.518%, ICE LIBOR USD 1 Month + 0.700%, 09/15/2036(A)(B)	635	606
BX Commercial Mortgage Trust 2021-XL2, Ser XL2, Cl A
3.507%, ICE LIBOR USD 1 Month + 0.689%, 10/15/2038(A)(B)	112	107
BX Commercial Mortgage Trust 2022-AHP, Ser AHP, Cl A
3.835%, TSFR1M + 0.990%, 01/17/2039(A)(B)	630	604
BX Commercial Mortgage Trust 2022-LP2, Ser LP2, Cl A
3.935%, TSFR1M + 1.013%, 02/15/2039(A)(B)	383	368
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
3.738%, ICE LIBOR USD 1 Month + 0.920%, 10/15/2036(A)(B)	835	822
BX Trust 2022-LBA6, Ser LBA6, Cl A
3.845%, TSFR1M + 1.000%, 01/15/2039(A)(B)	110	106

New Covenant Funds / Quarterly Report /September 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CAMB Commercial Mortgage Trust 2019-LIFE, Ser LIFE, Cl A
3.888%, ICE LIBOR USD 1 Month + 1.070%, 12/15/2037(A)(B)	$110	$108
Cascade MH Asset Trust, Ser 2021-MH1, Cl A1
1.753%, 02/25/2046(B)	80	69
CIM Trust, Ser 2020-INV1, Cl A2
2.500%, 04/25/2050(A)(B)	192	161
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl A
3.251%, 05/10/2035(B)	190	185
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	100	96
Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl AAB
3.512%, 12/10/2049	691	665
COLT 2022-2 Mortgage Loan Trust, Ser 2022-2, Cl A1
2.994%, 02/25/2067(B)(D)	89	79
COMM Mortgage Trust, Ser 2012-CR5, Cl AM
3.223%, 12/10/2045(B)	590	588
COMM Mortgage Trust, Ser 2012-CR5, Cl A4
2.771%, 12/10/2045	257	256
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	20	19
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.216%, 10/10/2046(A)	10	7
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046(A)	20	19
COMM Mortgage Trust, Ser 2013-CR8, Cl A4
3.334%, 06/10/2046	90	89
Connecticut Avenue Securities Trust 2021-R03, Ser 2021-R03, Cl 1M2
3.931%, SOFR30A + 1.650%, 12/25/2041(A)(B)	440	401
Credit Suisse Mortgage Trust, Ser 2019-NQM1, Cl A3
3.064%, 10/25/2059(B)(D)	186	177
CSMC 2014-USA OA, Ser 2014-USA, Cl B
4.185%, 09/15/2037(B)	470	412
CSMC 2021-NQM5 Trust, Ser 2021-NQM5, Cl A1
0.938%, 05/25/2066(A)(B)	140	108
CSMC 2021-NQM7, Ser 2021-NQM7, Cl A1
1.756%, 10/25/2066(A)(B)	111	92
CSMC 2021-RPL6 Trust, Ser 2021-RPL6, Cl A1
2.000%, 10/25/2060(A)(B)	145	127

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CSMC 2022-NQM1, Ser 2022-NQM1, Cl A1
2.265%, 11/25/2066(A)(B)	$384	$329
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048(A)(B)	306	269
CSMC Trust, Ser 2021-NQM3, Cl A3
1.632%, 04/25/2066(A)(B)	176	147
CSMC Trust, Ser 2021-RPL3, Cl A1
2.000%, 01/25/2060(A)(B)	259	225
CSMC Trust, Ser 2021-RPL3, Cl M3
3.827%, 01/25/2060(A)(B)	120	91
Deephaven Residential Mortgage Trust 2022-1, Ser 2022-1, Cl A1
2.205%, 01/25/2067(A)(B)	310	273
Ellington Financial Mortgage Trust 2021-2, Ser 2021-2, Cl A1
0.931%, 06/25/2066(A)(B)	318	265
Ellington Financial Mortgage Trust 2022-1, Ser 2022-1, Cl A1
2.206%, 01/25/2067(A)(B)	100	85
Flagstar Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 04/25/2048(A)(B)	6	6
GS Mortgage Securities II, Ser 2018-SRP5, Cl A
4.618%, ICE LIBOR USD 1 Month + 1.800%, 09/15/2031(A)(B)	570	482
GS Mortgage Securities II, Ser 2018-SRP5, Cl B
5.818%, ICE LIBOR USD 1 Month + 3.000%, 09/15/2031(A)(B)	395	306
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046(A)	80	78
GS Mortgage Securities Trust, Ser 2014-GC24, Cl A5
3.931%, 09/10/2047	511	496
GS Mortgage Securities Trust, Ser 2015-GC30, Cl A3
3.119%, 05/10/2050	951	904
GS Mortgage Securities Trust, Ser 2019-GC39, Cl A2
3.457%, 05/10/2052	520	506
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(B)	156	152
GS Mortgage-Backed Securities Trust, Ser 2020-INV1, Cl A14
2.942%, 10/25/2050(A)(B)	279	232
HarborView Mortgage Loan Trust, Ser 2005-9, Cl 2A1B
3.733%, ICE LIBOR USD 1 Month + 0.740%, 06/20/2035(A)	145	133

New Covenant Funds / Quarterly Report /September 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
ILPT Commercial Mortgage Trust 2022-LPF2, Ser LPF2, Cl A
4.495%, TSFR1M + 2.245%, 10/15/2039(A)(B)	$230	$229
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-ACB, Ser ACB, Cl A
3.685%, SOFR30A + 1.400%, 03/15/2039(A)(B)	300	293
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-NLP, Ser NLP, Cl A
3.442%, TSFR1M + 0.597%, 04/15/2037(A)(B)	120	113
JP Morgan Chase Commercial Mortgage Securities Trust 2021-NYAH, Ser NYAH, Cl D
4.358%, ICE LIBOR USD 1 Month + 1.540%, 06/15/2038(A)(B)	520	493
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl B
4.927%, 11/15/2045(A)	210	207
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
5.049%, 01/15/2047(A)	30	29
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.699%, 09/15/2047(A)	80	72
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Cl A5
3.672%, 11/15/2047	578	559
JPMDB Commercial Mortgage Securities Trust, Ser 2019-COR6, Cl A4
3.057%, 11/13/2052	537	462
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-LC9, Cl AS
3.353%, 12/15/2047(B)	380	379
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-FL7, Cl D
6.568%, ICE LIBOR USD 1 Month + 3.750%, 05/15/2028(A)(B)	115	106
JPMorgan Mortgage Trust, Ser 2015-5, Cl A9
2.974%, 05/25/2045(A)(B)	27	26
JPMorgan Mortgage Trust, Ser 2018-3, Cl A1
3.500%, 09/25/2048(A)(B)	92	82
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048(A)(B)	65	58
JPMorgan Mortgage Trust, Ser 2021-3, Cl A3
2.500%, 07/25/2051(A)(B)	674	538

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
MAD Mortgage Trust, Ser 2017-330M, Cl A
3.294%, 08/15/2034(A)(B)	$220	$207
Metlife Securitization Trust, Ser 2020-INV1, Cl A2A
2.500%, 05/25/2050(A)(B)	278	235
Mill City Mortgage Loan Trust 2019-1, Ser 2019-1, Cl A1
3.250%, 10/25/2069(A)(B)	192	181
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl A4
3.102%, 05/15/2046	714	705
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C24, Cl A4
3.732%, 05/15/2048	473	452
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C25, Cl A5
3.635%, 10/15/2048	510	486
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2017-C34, Cl ASB
3.354%, 11/15/2052	590	562
Morgan Stanley Capital I Trust, Ser 2015-UBS8, Cl A4
3.809%, 12/15/2048	732	691
Morgan Stanley Capital I Trust, Ser 2019-BPR, Cl A
4.468%, ICE LIBOR USD 1 Month + 1.650%, 05/15/2036(A)(B)	281	273
Mortgage Repurchase Agreement Financing Trust II Series 2022-1, Ser 2022-S1, Cl A1
4.637%, SOFR30A + 2.000%, 03/30/2025(A)(B)	260	260
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/2035(A)(B)	410	372
MTN Commercial Mortgage Trust 2022-LPFL, Ser LPFL, Cl A
4.242%, TSFR1M + 1.397%, 03/15/2039(A)(B)	410	399
Natixis Commercial Mortgage Securities Trust, Ser 2019-FAME, Cl B
3.655%, 08/15/2036(B)	410	376
New Residential Mortgage Loan Trust 2021-NQM3, Ser 2021-NQM3, Cl A3
1.516%, 11/27/2056(A)(B)	70	58
New Residential Mortgage Loan Trust 2021-NQM3, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(A)(B)	108	92
New Residential Mortgage Loan Trust 2022-NQM4, Ser 2022-NQM4, Cl A1
5.000%, 06/25/2062(B)(D)	357	347
New Residential Mortgage Loan Trust, Ser 2018-RPL1, Cl M2
3.500%, 12/25/2057(A)(B)	240	201

New Covenant Funds / Quarterly Report /September 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust, Ser 2019-4A, Cl A1B
3.500%, 12/25/2058(A)(B)	$173	$163
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B2
4.250%, 09/25/2059(A)(B)	206	184
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B1
4.000%, 09/25/2059(A)(B)	206	185
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(B)	102	94
New Residential Mortgage Loan Trust, Ser 2019-RPL3, Cl A1
2.750%, 07/25/2059(A)(B)	191	179
OBX 2021-NQM2 Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(A)(B)	265	218
OBX 2021-NQM2 Trust, Ser 2021-NQM2, Cl A3
1.563%, 05/25/2061(A)(B)	219	181
OBX 2021-NQM3 Trust, Ser 2021-NQM3, Cl A1
1.054%, 07/25/2061(A)(B)	153	122
OBX 2022-NQM1 Trust, Ser 2022-NQM1, Cl A1
2.305%, 11/25/2061(A)(B)	365	313
Onslow Bay Mortgage Loan Trust, Ser 2021-NQM4, Cl A1
1.957%, 10/25/2061(A)(B)	239	196
PRKCM 2021-AFC1 Trust, Ser 2021-AFC1, Cl A1
1.510%, 08/25/2056(A)(B)	210	172
PRKCM 2021-AFC2 Trust, Ser 2021-AFC2, Cl A1
2.071%, 11/25/2056(A)(B)	146	121
Provident Funding Mortgage Trust 2021-INV1, Ser 2021-INV1, Cl A1
2.500%, 08/25/2051(A)(B)	557	440
Residential Mortgage Loan Trust, Ser 2019-3, Cl A3
3.044%, 09/25/2059(A)(B)	62	60
Residential Mortgage Loan Trust, Ser 2019-3, Cl A2
2.941%, 09/25/2059(A)(B)	62	60
Residential Mortgage Loan Trust, Ser 2020-2, Cl A1
1.654%, 05/25/2060(A)(B)	70	69
Seasoned Credit Risk Transfer Trust Series 2017-2, Ser 2017-2, Cl MA
3.000%, 08/25/2056	204	192

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Seasoned Credit Risk Transfer Trust Series 2022-1, Ser 2022-1, Cl MAU
3.250%, 11/25/2061	$954	$890
Seasoned Credit Risk Transfer Trust, Ser 2018-4, Cl MA
3.500%, 03/25/2058	551	528
Seasoned Credit Risk Transfer Trust, Ser 2019-1, Cl MA
3.500%, 07/25/2058	459	438
Seasoned Credit Risk Transfer Trust, Ser 2019-2, Cl MA
3.500%, 08/25/2058	625	596
Seasoned Credit Risk Transfer Trust, Ser 2019-4, Cl MA
3.000%, 02/25/2059	808	758
Seasoned Credit Risk Transfer Trust, Ser 2020-2, Cl MA
2.000%, 11/25/2059	298	270
Sequoia Mortgage Trust, Ser 2021-1, Cl A1
2.500%, 03/25/2051(A)(B)	111	88
SG Residential Mortgage Trust 2022-1, Ser 2022-1, Cl A1
3.166%, 03/27/2062(A)(B)	394	353
Shops at Crystals Trust, Ser 2016-CSTL, Cl A
3.126%, 07/05/2036(B)	100	87
SLG Office Trust, Ser 2021-OVA, Cl A
2.585%, 07/15/2041(B)	510	409
Towd Point Mortgage Trust 2019-HY2, Ser 2019-HY2, Cl M2
4.984%, ICE LIBOR USD 1 Month + 1.900%, 05/25/2058(A)(B)	100	97
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	20	20
UBS-Barclays Commercial Mortgage Trust, Ser 2012-CN, Cl XA, IO
0.803%, 05/10/2063(A)(B)	58	–
Wells Fargo Commercial Mortgage Trust 2015-C29, Ser C29, Cl A4
3.637%, 06/15/2048	606	579
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS3, Cl ASB
3.371%, 09/15/2057	98	95
WFRBS Commercial Mortgage Trust, Ser 2013-C11, Cl AS
3.311%, 03/15/2045	160	159
WFRBS Commercial Mortgage Trust, Ser 2013-C13, Cl XA, IO
1.307%, 05/15/2045(A)(B)	948	2
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl XA, IO
0.701%, 10/15/2057(A)	933	8

New Covenant Funds / Quarterly Report /September 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl B
4.535%, 10/15/2057(A)	$270	$258

		31,680
Total Mortgage-Backed Securities
(Cost $169,037) ($ Thousands)		150,341

CORPORATE OBLIGATIONS — 30.0%
Communication Services — 2.3%
Alphabet
2.050%, 08/15/2050	30	18
1.900%, 08/15/2040	40	26
1.100%, 08/15/2030	40	31
0.800%, 08/15/2027	30	25
0.450%, 08/15/2025	20	18
AT&T
4.250%, 03/01/2027	150	144
2.550%, 12/01/2033	492	364
2.300%, 06/01/2027	120	105
1.650%, 02/01/2028	400	329
Charter Communications Operating
5.050%, 03/30/2029	220	202
4.908%, 07/23/2025	490	478
4.800%, 03/01/2050	40	29
4.400%, 04/01/2033	110	91
3.750%, 02/15/2028	200	177
Comcast
4.250%, 10/15/2030	40	37
4.150%, 10/15/2028	250	236
3.950%, 10/15/2025	210	204
3.750%, 04/01/2040	20	16
3.450%, 02/01/2050	40	28
3.400%, 04/01/2030	140	123
3.300%, 04/01/2027	30	28
3.250%, 11/01/2039	30	22
3.150%, 03/01/2026	30	28
2.937%, 11/01/2056	27	16
2.800%, 01/15/2051	30	18
Fox
4.709%, 01/25/2029	30	28
Prosus MTN
3.061%, 07/13/2031 (B)	410	281
TCI Communications
7.875%, 02/15/2026	240	259
T-Mobile USA
3.875%, 04/15/2030	390	346
3.750%, 04/15/2027	20	18
3.500%, 04/15/2025	369	353
2.550%, 02/15/2031	190	151

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.050%, 02/15/2028	$20	$17
Verizon Communications
4.862%, 08/21/2046	40	34
4.500%, 08/10/2033	30	27
4.329%, 09/21/2028	435	409
4.125%, 08/15/2046	40	32
4.000%, 03/22/2050	40	31
3.875%, 02/08/2029	30	27
3.850%, 11/01/2042	10	8
3.000%, 03/22/2027	120	109
2.650%, 11/20/2040	300	195
2.550%, 03/21/2031	1,414	1,129
2.355%, 03/15/2032	983	754
2.100%, 03/22/2028	90	76
Walt Disney
3.350%, 03/24/2025	223	215
Warnermedia Holdings
4.279%, 03/15/2032 (B)	400	329
4.054%, 03/15/2029 (B)	447	386
3.755%, 03/15/2027 (B)	190	170

		8,177

Consumer Discretionary — 1.6%
Amazon.com
4.250%, 08/22/2057	10	8
3.450%, 04/13/2029	160	148
3.300%, 04/13/2027	140	132
3.150%, 08/22/2027	470	438
1.200%, 06/03/2027	20	17
American Honda Finance MTN
0.875%, 07/07/2023	846	822
Aptiv
3.250%, 03/01/2032	639	509
Dollar General
3.250%, 04/15/2023	10	10
Ferguson Finance
4.500%, 10/24/2028 (B)	459	425
3.250%, 06/02/2030 (B)	851	700
General Motors
5.600%, 10/15/2032	180	161
General Motors Financial
3.700%, 05/09/2023	190	189
3.100%, 01/12/2032	30	23
Home Depot
3.900%, 12/06/2028	10	9
3.900%, 06/15/2047	10	8
3.350%, 04/15/2050	50	36
3.300%, 04/15/2040	40	31
2.875%, 04/15/2027	170	157
2.500%, 04/15/2027	450	409
Honda Motor
2.534%, 03/10/2027	632	572

New Covenant Funds / Quarterly Report /September 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Lowe's
4.500%, 04/15/2030	$30	$28
1.700%, 09/15/2028	80	65
McDonald's MTN
4.200%, 04/01/2050	70	56
3.800%, 04/01/2028	280	263
3.700%, 01/30/2026	10	10
3.625%, 09/01/2049	10	7
3.500%, 03/01/2027	20	19
3.500%, 07/01/2027	10	9
3.350%, 04/01/2023	280	278
3.300%, 07/01/2025	50	48
1.450%, 09/01/2025	10	9
Newell Brands
4.100%, 04/01/2023	53	53
NIKE
3.375%, 03/27/2050	30	22
2.750%, 03/27/2027	40	37
2.400%, 03/27/2025	40	38
Target
2.250%, 04/15/2025	80	75
Toyota Motor
1.339%, 03/25/2026	210	186

		6,007

Consumer Staples — 0.5%
Cargill
1.375%, 07/23/2023 (B)	70	68
Coca-Cola
3.375%, 03/25/2027	30	29
2.600%, 06/01/2050	10	6
1.450%, 06/01/2027	80	69
Costco Wholesale
1.600%, 04/20/2030	90	72
1.375%, 06/20/2027	120	104
Hershey
0.900%, 06/01/2025	20	18
Kimberly-Clark
3.100%, 03/26/2030	20	18
Kroger
7.700%, 06/01/2029	565	619
Mars
3.200%, 04/01/2030 (B)	30	27
2.700%, 04/01/2025 (B)	60	57
Mondelez International
1.500%, 05/04/2025	180	165
PepsiCo
3.900%, 07/18/2032	90	83
2.625%, 03/19/2027	10	9
2.250%, 03/19/2025	10	9
1.625%, 05/01/2030	70	56
0.750%, 05/01/2023	80	79

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Procter & Gamble
3.000%, 03/25/2030	$40	$36
2.800%, 03/25/2027	10	9
Walmart
1.800%, 09/22/2031	160	127

		1,660

Energy — 2.7%
Berkshire Hathaway Energy
3.700%, 07/15/2030	140	126
BP Capital Markets America
3.633%, 04/06/2030	50	45
3.410%, 02/11/2026	90	86
3.119%, 05/04/2026	170	159
Cameron LNG
2.902%, 07/15/2031 (B)	60	49
Chevron
1.995%, 05/11/2027	40	35
1.554%, 05/11/2025	70	65
Chevron USA
3.850%, 01/15/2028	30	28
3.250%, 10/15/2029	80	72
Continental Resources
5.750%, 01/15/2031 (B)	10	9
4.375%, 01/15/2028	120	108
3.800%, 06/01/2024	190	184
Coterra Energy
4.375%, 03/15/2029 (B)	300	277
3.900%, 05/15/2027 (B)	160	148
Devon Energy
5.850%, 12/15/2025	210	212
5.250%, 10/15/2027	64	64
5.000%, 06/15/2045	70	58
4.500%, 01/15/2030	32	29
Diamondback Energy
3.500%, 12/01/2029	50	43
3.250%, 12/01/2026	30	28
3.125%, 03/24/2031	40	32
Ecopetrol
5.375%, 06/26/2026	140	127
Energy Transfer
4.950%, 06/15/2028	10	9
4.500%, 11/01/2023	60	59
3.750%, 05/15/2030	220	186
2.900%, 05/15/2025	140	130
Enterprise Products Operating
4.800%, 02/01/2049	30	25
4.200%, 01/31/2050	10	8
4.150%, 10/16/2028	140	130
3.950%, 02/15/2027	150	143
3.950%, 01/31/2060	10	7
3.900%, 02/15/2024	457	449

New Covenant Funds / Quarterly Report /September 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.700%, 01/31/2051	$80	$56
3.125%, 07/31/2029	210	181
2.800%, 01/31/2030	230	192
EOG Resources
4.375%, 04/15/2030	190	181
4.150%, 01/15/2026	160	156
EQT
6.125%, 02/01/2025	100	100
3.900%, 10/01/2027	140	127
Exxon Mobil
4.327%, 03/19/2050	30	26
3.043%, 03/01/2026	150	142
2.992%, 03/19/2025	270	259
2.610%, 10/15/2030	100	85
1.571%, 04/15/2023	10	10
KazMunayGas National JSC
5.375%, 04/24/2030 (B)	400	317
Kinder Morgan
5.550%, 06/01/2045	20	17
4.300%, 06/01/2025	60	59
Lukoil Capital DAC
3.600%, 10/26/2031 (B)	230	162
MPLX
5.200%, 03/01/2047	30	25
5.200%, 12/01/2047	50	40
4.800%, 02/15/2029	50	47
4.125%, 03/01/2027	110	103
4.000%, 03/15/2028	40	36
Occidental Petroleum
5.550%, 03/15/2026	170	170
3.400%, 04/15/2026	80	76
3.200%, 08/15/2026	130	121
3.000%, 02/15/2027	130	117
0.000%, 10/10/2036 (E)	1,641	843
Petrobras Global Finance BV
6.850%, 06/05/2115	150	117
Petroleos del Peru
4.750%, 06/19/2032 (B)	400	282
Phillips 66
3.700%, 04/06/2023	582	580
Pioneer Natural Resources
2.150%, 01/15/2031	70	54
1.900%, 08/15/2030	220	168
1.125%, 01/15/2026	50	44
Reliance Industries
3.625%, 01/12/2052 (B)	250	157
Schlumberger Holdings
3.900%, 05/17/2028 (B)	456	411
Shell International Finance BV
3.250%, 05/11/2025	150	144
3.250%, 04/06/2050	110	77
2.875%, 05/10/2026	90	84

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.750%, 04/06/2030	$40	$34
Sinopec Group Overseas Development
4.375%, 04/10/2024 (B)	290	289
Targa Resources
5.200%, 07/01/2027	170	164
Tennessee Gas Pipeline
2.900%, 03/01/2030 (B)	160	131
Transcontinental Gas Pipe Line
3.250%, 05/15/2030	100	85
Western Midstream Operating
4.300%, 02/01/2030	20	17
3.555%, ICE LIBOR USD 3 Month + 1.100%, 01/13/2023 (A)	20	20
3.350%, 02/01/2025	30	28
Williams
5.100%, 09/15/2045	70	59
4.900%, 01/15/2045	90	73
3.750%, 06/15/2027	390	360
3.500%, 11/15/2030	20	17

		10,173

Financials — 12.8%
American Express
4.050%, 05/03/2029	200	184
3.375%, 05/03/2024	140	137
2.650%, 12/02/2022	264	263
American International Group
2.500%, 06/30/2025	40	37
Aviation Capital Group
4.125%, 08/01/2025 (B)	160	146
1.950%, 01/30/2026 (B)	567	476
Banco Santander
4.175%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.000%, 03/24/2028 (A)	200	180
3.543%, ICE LIBOR USD 3 Month + 1.120%, 04/12/2023 (A)	200	200
3.125%, 02/23/2023	200	199
2.746%, 05/28/2025	200	183
Bank of America
3.841%, U.S. SOFR + 1.110%, 04/25/2025 (A)	100	97
3.419%, ICE LIBOR USD 3 Month + 1.040%, 12/20/2028 (A)	234	208
3.004%, ICE LIBOR USD 3 Month + 0.790%, 12/20/2023 (A)	258	257
2.972%, U.S. SOFR + 1.330%, 02/04/2033 (A)	200	156
2.592%, U.S. SOFR + 2.150%, 04/29/2031 (A)	380	301
2.572%, U.S. SOFR + 1.210%, 10/20/2032 (A)	240	184

New Covenant Funds / Quarterly Report /September 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.734%, U.S. SOFR + 0.960%, 07/22/2027 (A)	$2,006	$1,721
Bank of America MTN
4.376%, U.S. SOFR + 1.580%, 04/27/2028 (A)	100	94
4.250%, 10/22/2026	10	10
4.200%, 08/26/2024	210	207
4.125%, 01/22/2024	370	367
4.100%, 07/24/2023	280	279
4.083%, ICE LIBOR USD 3 Month + 3.150%, 03/20/2051 (A)	40	30
4.000%, 04/01/2024	440	435
4.000%, 01/22/2025	80	77
3.974%, ICE LIBOR USD 3 Month + 1.210%, 02/07/2030 (A)	80	71
3.593%, ICE LIBOR USD 3 Month + 1.370%, 07/21/2028 (A)	210	190
3.550%, ICE LIBOR USD 3 Month + 0.780%, 03/05/2024 (A)	80	79
3.500%, 04/19/2026	130	122
3.300%, 01/11/2023	60	60
Bank of Montreal MTN
1.850%, 05/01/2025	130	120
Bank of New York Mellon MTN
4.289%, U.S. SOFR + 1.418%, 06/13/2033 (A)	320	293
3.300%, 08/23/2029	790	696
1.600%, 04/24/2025	40	37
Bank of Nova Scotia
1.300%, 06/11/2025	70	63
Blackstone Holdings Finance
1.600%, 03/30/2031 (B)	590	433
BNP Paribas
5.198%, ICE LIBOR USD 3 Month + 2.567%, 01/10/2030 (A)(B)	200	185
4.705%, ICE LIBOR USD 3 Month + 2.235%, 01/10/2025 (A)(B)	270	266
4.400%, 08/14/2028 (B)	200	180
2.871%, U.S. SOFR + 1.387%, 04/19/2032 (A)(B)	200	151
2.591%, U.S. SOFR + 1.228%, 01/20/2028 (A)(B)	542	463
1.675%, U.S. SOFR + 0.912%, 06/30/2027 (A)(B)	290	245
BPCE
1.625%, 01/14/2025 (B)	1,085	996
Capital One Financial
4.927%, U.S. SOFR + 2.057%, 05/10/2028 (A)	30	29
3.300%, 10/30/2024	480	462
Carlyle Finance Subsidiary
3.500%, 09/19/2029 (B)	716	608

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Charles Schwab
3.850%, 05/21/2025	$110	$108
Citigroup
8.125%, 07/15/2039	12	14
5.500%, 09/13/2025	450	449
5.300%, 05/06/2044	31	27
4.658%, U.S. SOFR + 1.887%, 05/24/2028 (A)	140	133
4.650%, 07/30/2045	28	23
4.450%, 09/29/2027	120	111
4.412%, U.S. SOFR + 3.914%, 03/31/2031 (A)	100	90
4.400%, 06/10/2025	160	156
4.300%, 11/20/2026	40	38
4.125%, 07/25/2028	40	36
4.075%, ICE LIBOR USD 3 Month + 1.192%, 04/23/2029 (A)	240	217
3.785%, U.S. SOFR + 1.939%, 03/17/2033 (A)	250	210
3.668%, ICE LIBOR USD 3 Month + 1.390%, 07/24/2028 (A)	340	306
3.500%, 05/15/2023	100	99
3.400%, 05/01/2026	354	330
3.200%, 10/21/2026	287	263
3.106%, U.S. SOFR + 2.842%, 04/08/2026 (A)	150	141
2.572%, U.S. SOFR + 2.107%, 06/03/2031 (A)	200	157
2.520%, U.S. SOFR + 1.177%, 11/03/2032 (A)	110	83
1.678%, U.S. SOFR + 1.667%, 05/15/2024 (A)	903	884
Cooperatieve Rabobank UA
4.375%, 08/04/2025	500	478
3.649%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.220%, 04/06/2028 (A)(B)	580	526
Credit Agricole MTN
1.907%, U.S. SOFR + 1.676%, 06/16/2026 (A)(B)	250	223
Credit Suisse Group
4.194%, U.S. SOFR + 3.730%, 04/01/2031 (A)(B)	250	196
Credit Suisse NY
5.000%, 07/09/2027	530	489
2.950%, 04/09/2025	250	230
Danske Bank
4.298%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.750%, 04/01/2028 (A)(B)	240	214

New Covenant Funds / Quarterly Report /September 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.773%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.450%, 03/28/2025 (A)(B)	$310	$298
1.226%, 06/22/2024 (B)	200	186
Equitable Financial Life Global Funding
1.400%, 07/07/2025 (B)	673	606
GA Global Funding Trust
3.850%, 04/11/2025 (B)	1,114	1,061
Goldman Sachs Group
4.387%, U.S. SOFR + 1.510%, 06/15/2027 (A)	400	381
4.250%, 10/21/2025	190	183
4.223%, ICE LIBOR USD 3 Month + 1.301%, 05/01/2029 (A)	650	591
3.691%, ICE LIBOR USD 3 Month + 1.510%, 06/05/2028 (A)	400	362
3.615%, U.S. SOFR + 1.846%, 03/15/2028 (A)	30	27
3.500%, 04/01/2025	80	76
3.500%, 11/16/2026	90	83
2.650%, U.S. SOFR + 1.264%, 10/21/2032 (A)	110	84
Goldman Sachs Group MTN
4.000%, 03/03/2024	420	414
Guardian Life Global Funding
1.100%, 06/23/2025 (B)	30	27
HSBC Holdings PLC
4.583%, ICE LIBOR USD 3 Month + 1.535%, 06/19/2029 (A)	200	178
Intercontinental Exchange
4.600%, 03/15/2033	70	65
Intesa Sanpaolo
3.375%, 01/12/2023 (B)	200	199
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (B)	200	186
JPMorgan Chase
4.565%, U.S. SOFR + 1.750%, 06/14/2030 (A)	998	920
4.452%, ICE LIBOR USD 3 Month + 1.330%, 12/05/2029 (A)	200	183
4.203%, ICE LIBOR USD 3 Month + 1.260%, 07/23/2029 (A)	773	703
4.023%, ICE LIBOR USD 3 Month + 1.000%, 12/05/2024 (A)	230	226
4.005%, ICE LIBOR USD 3 Month + 1.120%, 04/23/2029 (A)	100	90
3.875%, 09/10/2024	290	284
3.845%, U.S. SOFR + 0.980%, 06/14/2025 (A)	1,180	1,148
2.545%, U.S. SOFR + 1.180%, 11/08/2032 (A)	110	84

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.522%, U.S. SOFR + 2.040%, 04/22/2031 (A)	$190	$150
2.083%, U.S. SOFR + 1.850%, 04/22/2026 (A)	130	118
1.514%, U.S. SOFR + 1.455%, 06/01/2024 (A)	210	205
KKR Group Finance VI
3.750%, 07/01/2029 (B)	1,149	1,023
Lincoln National
3.400%, 01/15/2031	451	377
Macquarie Bank
2.300%, 01/22/2025 (B)	1,188	1,118
Macquarie Group MTN
4.150%, ICE LIBOR USD 3 Month + 1.330%, 03/27/2024 (A)(B)	495	492
MassMutual Global Funding II MTN
0.850%, 06/09/2023 (B)	220	214
Mitsubishi UFJ Financial Group
3.837%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.125%, 04/17/2026 (A)	200	191
3.407%, 03/07/2024	510	498
Moody's
2.000%, 08/19/2031	1,000	761
Morgan Stanley MTN
3.772%, ICE LIBOR USD 3 Month + 1.140%, 01/24/2029 (A)	150	135
3.750%, 02/25/2023	1,110	1,107
3.622%, U.S. SOFR + 3.120%, 04/01/2031 (A)	475	411
2.699%, U.S. SOFR + 1.143%, 01/22/2031 (A)	200	162
2.188%, U.S. SOFR + 1.990%, 04/28/2026 (A)	400	367
NatWest Group
4.519%, ICE LIBOR USD 3 Month + 1.550%, 06/25/2024 (A)	290	287
4.269%, ICE LIBOR USD 3 Month + 1.762%, 03/22/2025 (A)	200	195
New York Life Global Funding
0.950%, 06/24/2025 (B)	60	54
Oncor Electric Delivery
4.150%, 06/01/2032 (B)	300	279
Peachtree Corners Funding Trust
3.976%, 02/15/2025 (B)	944	911
Principal Life Global Funding II
1.250%, 06/23/2025 (B)	20	18
Royal Bank of Canada MTN
1.600%, 04/17/2023	120	118
1.150%, 06/10/2025	70	63

New Covenant Funds / Quarterly Report /September 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Standard Chartered
0.991%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.780%, 01/12/2025 (A)(B)	$670	$627
State Street
4.164%, U.S. SOFR + 1.726%, 08/04/2033 (A)	1,095	988
3.152%, U.S. SOFR + 2.650%, 03/30/2031 (A)	50	43
Swedbank
1.538%, 11/16/2026 (B)	400	348
1.300%, 06/02/2023 (B)	200	195
Toronto-Dominion Bank MTN
4.693%, 09/15/2027	1,951	1,886
4.456%, 06/08/2032	210	192
3.200%, 03/10/2032	807	661
1.150%, 06/12/2025	80	72
0.750%, 06/12/2023	130	126
UBS Group
2.746%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.100%, 02/11/2033 (A)(B)	575	427
UBS Group Funding Jersey
4.125%, 04/15/2026 (B)	634	600
UBS Group Funding Switzerland
4.253%, 03/23/2028 (B)	250	230
US Bancorp
3.375%, 02/05/2024	540	531
1.450%, 05/12/2025	160	147
USAA Capital
2.125%, 05/01/2030 (B)	150	120
Wells Fargo
3.000%, 10/23/2026	190	172
2.188%, U.S. SOFR + 2.000%, 04/30/2026 (A)	130	119
Wells Fargo MTN
5.013%, U.S. SOFR + 4.502%, 04/04/2051 (A)	380	328
4.900%, 11/17/2045	30	25
4.540%, U.S. SOFR + 1.560%, 08/15/2026 (A)	300	290
4.478%, U.S. SOFR + 4.032%, 04/04/2031 (A)	220	201
4.300%, 07/22/2027	200	187
3.750%, 01/24/2024	540	532
3.350%, U.S. SOFR + 1.500%, 03/02/2033 (A)	40	32
2.879%, TSFR3M + 1.432%, 10/30/2030 (A)	100	82
2.393%, U.S. SOFR + 2.100%, 06/02/2028 (A)	290	249

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.654%, U.S. SOFR + 1.600%, 06/02/2024 (A)	$160	$156

		45,873

Health Care — 2.5%
Abbott Laboratories
3.400%, 11/30/2023	175	173
AbbVie
4.250%, 11/21/2049	30	24
3.800%, 03/15/2025	40	39
3.750%, 11/14/2023	20	20
3.600%, 05/14/2025	10	10
3.200%, 11/21/2029	150	131
2.950%, 11/21/2026	20	18
2.600%, 11/21/2024	140	133
2.300%, 11/21/2022	1,046	1,043
Adventist Health System
2.433%, 09/01/2024	431	409
Aetna
2.800%, 06/15/2023	20	20
Becton Dickinson
4.685%, 12/15/2044	36	31
3.734%, 12/15/2024	7	7
3.363%, 06/06/2024	186	181
Bristol-Myers Squibb
3.400%, 07/26/2029	16	14
3.200%, 06/15/2026	79	75
2.900%, 07/26/2024	154	149
Cigna
4.375%, 10/15/2028	420	397
4.125%, 11/15/2025	200	194
3.750%, 07/15/2023	16	16
3.500%, 06/15/2024	160	157
1.250%, 03/15/2026	725	635
CommonSpirit Health
4.200%, 08/01/2023	473	471
CVS Health
5.050%, 03/25/2048	60	53
4.300%, 03/25/2028	164	155
3.875%, 07/20/2025	95	92
3.625%, 04/01/2027	180	168
2.125%, 09/15/2031	150	116
1.875%, 02/28/2031	20	15
1.750%, 08/21/2030	200	153
CVS Pass-Through Trust
7.507%, 01/10/2032 (B)	970	1,025
5.773%, 01/10/2033 (B)	348	337
Elevance Health
4.100%, 05/15/2032	80	72
Gilead Sciences
2.500%, 09/01/2023	50	49

New Covenant Funds / Quarterly Report /September 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Humana
4.500%, 04/01/2025	$10	$10
3.700%, 03/23/2029	160	143
3.150%, 12/01/2022	240	240
2.900%, 12/15/2022	290	289
2.150%, 02/03/2032	30	23
Johnson & Johnson
0.950%, 09/01/2027	100	85
0.550%, 09/01/2025	50	45
Merck
1.900%, 12/10/2028	430	361
1.450%, 06/24/2030	50	39
0.750%, 02/24/2026	80	70
Pfizer
2.625%, 04/01/2030	100	86
1.700%, 05/28/2030	50	40
0.800%, 05/28/2025	110	100
SSM Health Care
3.688%, 06/01/2023	644	640
Teva Pharmaceutical Finance BV
2.950%, 12/18/2022	30	30
UnitedHealth Group
4.450%, 12/15/2048	10	8
4.250%, 06/15/2048	10	8
4.000%, 05/15/2029	200	186
3.875%, 12/15/2028	30	28
3.750%, 07/15/2025	30	29
3.500%, 06/15/2023	20	20
2.375%, 10/15/2022	10	10
2.300%, 05/15/2031	20	16
2.000%, 05/15/2030	30	24
1.250%, 01/15/2026	20	18

		9,130

Industrials — 1.9%
3M
3.700%, 04/15/2050	150	109
2.375%, 08/26/2029	30	25
AerCap Ireland Capital DAC
3.000%, 10/29/2028	1,226	983
2.450%, 10/29/2026	190	160
Air Lease
3.375%, 07/01/2025	100	93
Burlington Northern Santa Fe
4.550%, 09/01/2044	10	9
Canadian Pacific Railway
2.450%, 12/02/2031	330	264
Carlisle
2.200%, 03/01/2032	634	472
Carrier Global
2.700%, 02/15/2031	10	8

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	$523	$494
Deere
3.750%, 04/15/2050	30	24
3.100%, 04/15/2030	10	9
Delta Air Lines Pass-Through Trust, Ser 2015-1, Cl AA
3.625%, 07/30/2027	458	412
Delta Air Lines Pass-Through Trust, Ser 2019-1, Cl AA
3.204%, 04/25/2024	621	600
John Deere Capital MTN
3.350%, 04/18/2029	934	843
Penske Truck Leasing LP
3.900%, 02/01/2024 (B)	965	944
Republic Services
3.200%, 03/15/2025	180	172
Ryder System MTN
3.350%, 09/01/2025	806	762
SMBC Aviation Capital Finance DAC
4.125%, 07/15/2023 (B)	200	198
Union Pacific
3.750%, 07/15/2025	20	20
2.891%, 04/06/2036	20	15

		6,616

Information Technology — 1.2%
Adobe
2.300%, 02/01/2030	210	175
Apple
3.350%, 02/09/2027	210	201
2.900%, 09/12/2027	110	102
2.450%, 08/04/2026	70	65
1.125%, 05/11/2025	130	119
Broadcom
4.926%, 05/15/2037 (B)	33	27
4.150%, 11/15/2030	26	23
3.137%, 11/15/2035 (B)	420	294
Intel
4.750%, 03/25/2050	10	9
3.700%, 07/29/2025	30	29
1.600%, 08/12/2028	50	41
Mastercard
3.850%, 03/26/2050	10	8
3.375%, 04/01/2024	60	59
Micron Technology
2.703%, 04/15/2032	260	189
Microsoft
3.300%, 02/06/2027	210	200
NVIDIA
3.700%, 04/01/2060	90	64

New Covenant Funds / Quarterly Report /September 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.500%, 04/01/2040	$130	$101
3.500%, 04/01/2050	290	212
2.850%, 04/01/2030	90	77
NXP BV
5.000%, 01/15/2033	404	363
2.700%, 05/01/2025	40	37
Oracle
2.875%, 03/25/2031	30	24
2.500%, 10/15/2022	130	130
1.650%, 03/25/2026	150	131
PayPal Holdings
4.400%, 06/01/2032	80	75
1.650%, 06/01/2025	60	55
Salesforce
3.700%, 04/11/2028	150	142
3.250%, 04/11/2023	70	70
1.500%, 07/15/2028	510	428
Texas Instruments
1.750%, 05/04/2030	40	32
TSMC Arizona
2.500%, 10/25/2031	250	199
1.750%, 10/25/2026	230	202
Visa
4.300%, 12/14/2045	10	9
3.150%, 12/14/2025	110	105
1.900%, 04/15/2027	60	53
Workday
3.800%, 04/01/2032	250	217
3.700%, 04/01/2029	60	54
3.500%, 04/01/2027	40	37

		4,358

Materials — 1.0%
Anglo American Capital
3.625%, 09/11/2024 (B)	200	193
Equate Petrochemical BV MTN
4.250%, 11/03/2026 (B)	200	188
2.625%, 04/28/2028 (B)	230	195
Glencore Funding
4.125%, 05/30/2023 (B)	890	884
4.125%, 03/12/2024 (B)	60	59
1.625%, 04/27/2026 (B)	90	78
Nacional del Cobre de Chile
3.150%, 01/15/2051	420	258
Nutrien
1.900%, 05/13/2023	501	492
OCP
4.500%, 10/22/2025 (B)	400	382
Orbia Advance
2.875%, 05/11/2031 (B)	200	145
Southern Copper
3.500%, 11/08/2022	130	130

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Suzano Austria GmbH
3.125%, 01/15/2032	$510	$367
Vale Overseas
6.875%, 11/21/2036	148	140
6.250%, 08/10/2026	240	242

		3,753

Real Estate — 0.7%
Alexandria Real Estate Equities
3.450%, 04/30/2025	802	769
Digital Realty Trust
3.600%, 07/01/2029	815	714
Healthpeak Properties
2.125%, 12/01/2028	769	630
Spirit Realty
2.100%, 03/15/2028	583	463

		2,576

Utilities — 2.8%
American Transmission Systems
2.650%, 01/15/2032 (B)	60	47
American Water Capital
4.450%, 06/01/2032	1,311	1,217
Aquarion
4.000%, 08/15/2024 (B)	227	221
Commonwealth Edison
3.700%, 08/15/2028	468	434
Duke Energy Carolinas
2.850%, 03/15/2032	1,057	875
Duke Energy Florida
3.200%, 01/15/2027	440	412
Exelon
5.625%, 06/15/2035	343	335
FirstEnergy
1.600%, 01/15/2026	30	26
Florida Power & Light
2.450%, 02/03/2032	544	441
MidAmerican Energy
3.650%, 04/15/2029	140	129
National Rural Utilities Cooperative Finance
2.850%, 01/27/2025	1,060	1,015
Northern States Power
7.125%, 07/01/2025	1,190	1,261
NSTAR Electric
1.950%, 08/15/2031	1,000	781
ORIX
4.050%, 01/16/2024	365	360
Pacific Gas and Electric
2.100%, 08/01/2027	130	105
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN
5.450%, 05/21/2028 (B)	370	353

New Covenant Funds / Quarterly Report /September 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
PG&E Wildfire Recovery Funding
4.022%, 06/01/2031	$791	$762
3.594%, 06/01/2030	817	770
Public Service Enterprise Group
2.875%, 06/15/2024	713	686

		10,230

Total Corporate Obligations
(Cost $121,584) ($ Thousands)		108,553

U.S. TREASURY OBLIGATIONS — 15.5%
U.S. Treasury Bonds
3.625%, 08/15/2043	40	37
3.000%, 08/15/2052	1,310	1,130
2.875%, 05/15/2049	170	142
2.875%, 05/15/2052	500	419
2.375%, 02/15/2042	968	742
2.375%, 05/15/2051	1,340	1,003
2.250%, 08/15/2049	280	205
2.250%, 02/15/2052	1,396	1,014
2.000%, 11/15/2041	830	594
2.000%, 02/15/2050	850	584
2.000%, 08/15/2051	900	615
1.875%, 02/15/2041	1,544	1,094
1.875%, 02/15/2051	3,060	2,026
1.875%, 11/15/2051	780	516
1.750%, 08/15/2041	1,140	779
1.625%, 11/15/2050	1,400	869
1.375%, 11/15/2040	880	569
1.375%, 08/15/2050	2,600	1,505
1.250%, 05/15/2050	3,660	2,048
1.125%, 08/15/2040	1,000	619
U.S. Treasury Inflation-Protected Securities
0.125%, 01/15/2030	1,028	909
U.S. Treasury Notes
3.125%, 08/31/2027	320	307
3.125%, 08/31/2029	320	304
2.750%, 08/15/2032	610	558
2.625%, 07/31/2029	550	505
1.875%, 02/15/2032	4,499	3,812
1.500%, 01/31/2027	18,758	16,815
1.250%, 11/30/2026	2,260	2,011
0.750%, 05/31/2026	12,120	10,704
0.625%, 11/30/2027	1,400	1,177
0.500%, 03/31/2025	22	20
0.375%, 11/30/2025	290	257
0.250%, 05/31/2025	2,540	2,285

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
0.250%, 09/30/2025	$10	$9

Total U.S. Treasury Obligations
(Cost $67,369) ($ Thousands)		56,183

ASSET-BACKED SECURITIES — 9.7%
Automotive — 0.7%

Avis Budget Rental Car Funding AESOP, Ser 2020-2A, Cl A
2.020%, 02/20/2027 (B)	440	392
Avis Budget Rental Car Funding AESOP, Ser 2021-1A, Cl A
1.380%, 08/20/2027 (B)	430	370
Ford Credit Auto Owner Trust, Ser 2020-REV2, Cl A
1.060%, 04/15/2033 (B)	1,144	1,013
Hertz Vehicle Financing III, Ser 2021-2A, Cl B
2.120%, 12/27/2027 (B)	160	137
Hertz Vehicle Financing III, Ser 2021-2A, Cl C
2.520%, 12/27/2027 (B)	300	251
Hertz Vehicle Financing, Ser 2021-1A, Cl B
1.560%, 12/26/2025 (B)	240	220
Hertz Vehicle Financing, Ser 2021-1A, Cl C
2.050%, 12/26/2025 (B)	210	189
		2,572

Home — 0.0%

Bayview Financial Mortgage Pass-Through Trust 2006-A, Ser 2006-A, Cl M3
4.088%, ICE LIBOR USD 1 Month + 0.975%, 02/28/2041 (A)	53	53
Master Asset-Backed Securities Trust, Ser 2007-NCW, Cl A1
3.384%, ICE LIBOR USD 1 Month + 0.300%, 05/25/2037 (A)(B)	153	137
		190

Other Asset-Backed Securities — 9.0%

AEP Texas Restoration Funding, Ser 2019-1, Cl A2
2.294%, 08/01/2031	1,646	1,469
Applebee's Funding, Ser 2019-1A, Cl A2I
4.194%, 06/05/2049 (B)	297	281
CF Hippolyta Issuer, Ser 2020-1, Cl A1
1.690%, 07/15/2060 (B)	504	448

New Covenant Funds / Quarterly Report /September 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
2.958%, ICE LIBOR USD 1 Month + 0.140%, 07/15/2036 (A)	$155	$141
DB Master Finance, Ser 2021-1A, Cl A2II
2.493%, 11/20/2051 (B)	1,041	852
FirstKey Homes 2021-SFR3 Trust, Ser 2021-SFR3, Cl A
2.135%, 12/17/2038 (B)	440	386
FirstKey Homes 2022-SFR1 Trust, Ser 2022-SFR1, Cl A
4.145%, 05/17/2039 (B)	418	394
FirstKey Homes Trust, Ser 2021-SFR1, Cl A
1.538%, 08/17/2038 (B)	791	679
GoodLeap Sustainable Home Solutions Trust 2022-1, Ser 2022-1GS, Cl B
2.940%, 01/20/2049 (B)	591	489
Hardee's Funding, Ser 2021-1A, Cl A2
2.865%, 06/20/2051 (B)	395	313
Home Partners of America 2022-1 Trust, Ser 2022-1, Cl A
3.930%, 04/17/2039 (B)	1,015	954
Invitation Homes Trust, Ser 2018-SFR1, Cl A
3.693%, ICE LIBOR USD 1 Month + 0.700%, 03/17/2037 (A)(B)	1,250	1,233
Merrill Lynch Mortgage Investors Trust, Ser 2004-WMC5, Cl M1
4.014%, ICE LIBOR USD 1 Month + 0.930%, 07/25/2035 (A)	150	144
Morgan Stanley ABS Capital I Trust, Ser 2004-NC7, Cl M1
3.939%, ICE LIBOR USD 1 Month + 0.855%, 07/25/2034 (A)	334	313
Navient Student Loan Trust, Ser 2016-3A, Cl A3
4.434%, ICE LIBOR USD 1 Month + 1.350%, 06/25/2065 (A)(B)	333	333
Navient Student Loan Trust, Ser 2016-6A, Cl A3
4.384%, ICE LIBOR USD 1 Month + 1.300%, 03/25/2066 (A)(B)	550	547
Oak Street Investment Grade Net Lease Fund, Ser 2021-1A, Cl A1
1.480%, 01/20/2051 (B)	950	839
Palmer Square CLO 2022-2, Ser 2022-2A, Cl A1
3.683%, TSFR3M + 1.570%, 07/20/2034 (A)(B)	400	387
Palmer Square CLO, Ser 2021-2A, Cl A1A3
3.738%, ICE LIBOR USD 3 Month + 1.000%, 10/17/2031 (A)(B)	693	675

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Palmer Square Loan Funding 2022-2, Ser 2022-2A, Cl A1
2.358%, TSFR3M + 1.270%, 10/15/2030 (A)(B)	$871	$854
Progress Residential 2022-SFR2 Trust, Ser 2022-SFR2, Cl A
2.950%, 04/17/2027	980	875
Progress Residential 2022-SFR3 Trust, Ser 2022-SFR3, Cl A
3.200%, 04/17/2039 (B)	512	464
Progress Residential Trust, Ser 2021-SFR2, Cl A
1.546%, 04/19/2038 (B)	597	521
RAAC Series Trust, Ser 2005-SP3, Cl M2
4.284%, ICE LIBOR USD 1 Month + 1.200%, 12/25/2035 (A)	49	49
Sabey Data Center Issuer, Ser 2020-1, Cl A2
3.812%, 04/20/2045 (B)	339	322
Sabey Data Center Issuer, Ser 2021-1, Cl A2
1.881%, 06/20/2046 (B)	1,027	870
SLC Student Loan Trust, Ser 2010-1, Cl A
3.872%, ICE LIBOR USD 3 Month + 0.875%, 11/25/2042 (A)	144	143
SLM Private Credit Student Loan Trust, Ser 2006-A, Cl A5
3.583%, ICE LIBOR USD 3 Month + 0.290%, 06/15/2039 (A)	175	165
SLM Private Education Loan Trust 2010-C, Ser 2010-C, Cl A5
7.568%, ICE LIBOR USD 1 Month + 4.750%, 10/15/2041 (A)(B)	338	364
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
4.493%, ICE LIBOR USD 3 Month + 1.200%, 12/15/2033 (A)(B)	96	94
SLM Student Loan Trust, Ser 2005-8, Cl A5
2.953%, ICE LIBOR USD 3 Month + 0.170%, 01/25/2040 (A)	575	543
SLM Student Loan Trust, Ser 2021-10A, Cl A4
3.963%, ICE LIBOR USD 3 Month + 0.670%, 12/17/2068 (A)(B)	91	89
SMB Private Education Loan Trust 2020-A, Ser 2020-A, Cl A2A
2.230%, 09/15/2037 (B)	187	174
SMB Private Education Loan Trust, Ser 2021-A, Cl A2B
1.590%, 01/15/2053 (B)	353	307
SMB Private Education Loan Trust, Ser 2021-C, Cl B
2.300%, 01/15/2053 (B)	170	146

New Covenant Funds / Quarterly Report /September 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Stack Infrastructure Issuer, Ser 2019-1A, Cl A2
4.540%, 02/25/2044 (B)	$456	$450
Store Master Funding I-VII, Ser 2018-1A, Cl A1
3.960%, 10/20/2048 (B)	367	356
Store Master Funding I-VII, Ser 2019-1, Cl A1
2.820%, 11/20/2049 (B)	316	283
Structured Asset Investment Loan Trust 2004-7, Ser 2004-7, Cl A8
4.284%, ICE LIBOR USD 1 Month + 1.200%, 08/25/2034 (A)	158	153
Taco Bell Funding, Ser 2021-1A, Cl A2II
2.294%, 08/25/2051 (B)	589	470
Tricon American Homes Trust, Ser 2019-SFR1, Cl A
2.750%, 03/17/2038 (B)	271	249
Tricon Residential 2021-SFR1 Trust, Ser 2021-SFR1, Cl A
1.943%, 07/17/2038 (B)	850	747
Triumph Rail Holdings, Ser 2021-2, Cl A
2.150%, 06/19/2051 (B)	272	233
TRP 2021, Ser 2021-1, Cl A
2.070%, 06/19/2051 (B)	490	418
United States Small Business Administration, Ser 2010-20H, Cl 1
3.520%, 08/01/2030	128	121
United States Small Business Administration, Ser 2011-20B, Cl 1
4.220%, 02/01/2031	118	113
United States Small Business Administration, Ser 2011-20J, Cl 1
2.760%, 10/01/2031	95	87
United States Small Business Administration, Ser 2013-20K, Cl 1
3.380%, 11/01/2033	434	411
United States Small Business Administration, Ser 2014-20F, Cl 1
2.990%, 06/01/2034	554	520
United States Small Business Administration, Ser 2015-20C, Cl 1
2.720%, 03/01/2035	412	378
United States Small Business Administration, Ser 2015-20E, Cl 1
2.770%, 05/01/2035	263	245
United States Small Business Administration, Ser 2015-20K, Cl 1
2.700%, 11/01/2035	323	302
United States Small Business Administration, Ser 2017-20J, Cl 1
2.850%, 10/01/2037	416	382

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
United States Small Business Administration, Ser 2018-20E, Cl 1
3.500%, 05/01/2038	$878	$827
United States Small Business Administration, Ser 2019-25G, Cl 1
2.690%, 07/01/2044	45	39
United States Small Business Administration, Ser 2021-25H, Cl 1
1.450%, 08/01/2046	1,526	1,250
United States Small Business Administration, Ser 2022-25A, Cl 1
2.040%, 01/01/2047	1,069	910
United States Small Business Administration, Ser 2022-25D, Cl 1
3.500%, 04/01/2047	712	662
United States Small Business Administration, Ser 2022-25E, Cl 1
3.940%, 05/01/2047	1,001	960
United States Small Business Administration, Ser 2022-25F, Cl 1
4.010%, 06/01/2047	999	958
United States Small Business Administration, Ser 2022-25G, Cl 1
3.930%, 07/01/2047	971	927
United States Small Business Administration, Ser 2022-25H, Cl 1
3.800%, 08/01/2047	470	443
Vantage Data Centers, Ser 2020-2A, Cl A2
1.992%, 09/15/2045 (B)	1,000	833
Wendy's Funding, Ser 2019-1A, Cl A2I
3.783%, 06/15/2049 (B)	310	284
Wendy's Funding, Ser 2021-1A, Cl A2I
2.370%, 06/15/2051 (B)	1,015	807
Wendy's Funding, Ser 2021-1A, Cl A2II
2.775%, 06/15/2051 (B)	262	205
Wind River 2021-3 CLO, Ser 2021-3A, Cl A
3.860%, ICE LIBOR USD 3 Month + 1.150%, 07/20/2033 (A)(B)	614	586
		32,466

Total Asset-Backed Securities
(Cost $38,933) ($ Thousands)		35,228

MUNICIPAL BONDS — 1.6%
California — 0.7%
California Health Facilities Financing Authority, RB
3.378%, 06/01/2028	1,450	1,336
Regents of the University of California Medical Center Pooled Revenue, RB
4.132%, 05/15/2032	600	547

New Covenant Funds / Quarterly Report /September 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
San Jose, Financing Authority, RB
1.311%, 06/01/2026	$540	$474

		2,357

Michigan — 0.2%
Michigan State, Finance Authority, RB
2.988%, 09/01/2049 (A)	755	730

Missouri — 0.2%
University of Missouri, System Facilities, RB
1.714%, 11/01/2025	725	666

New Jersey — 0.0%
New Jersey State, Transportation Trust Fund Authority, RB
2.551%, 06/15/2023	125	124

New York — 0.3%
New York State Dormitory Authority, Ser B, RB
3.329%, 03/15/2031	415	367
New York State, Urban Development, RB
3.350%, 03/15/2026	665	635

		1,002

Wisconsin — 0.2%
Wisconsin State, Ser A, RB, AGM
5.700%, 05/01/2026	685	703

Total Municipal Bonds
(Cost $6,008) ($ Thousands)		5,582

SOVEREIGN DEBT — 1.3%

Abu Dhabi Government International Bond
2.500%, 10/11/2022(B)	690	689
Colombia Government International Bond
5.625%, 02/26/2044	280	185
5.200%, 05/15/2049	310	191
3.125%, 04/15/2031	220	153
Indonesia Government International Bond MTN
5.125%, 01/15/2045(B)	200	175
Mexico Government International Bond
3.500%, 02/12/2034	1,040	790
Panama Government International Bond
6.700%, 01/26/2036	190	187
4.300%, 04/29/2053	300	200
Peruvian Government International Bond
3.550%, 03/10/2051	90	60
Province of Quebec Canada
2.625%, 02/13/2023	500	497

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Province of Quebec Canada, Ser A MTN
6.350%, 01/30/2026	$1,010	$1,057
Uruguay Government International Bond
4.375%, 01/23/2031	580	555

Total Sovereign Debt
(Cost $5,617) ($ Thousands)		4,739

	Shares
CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Government Fund, Cl F
2.600%**†	1,649,092	1,649

Total Cash Equivalent
(Cost $1,649) ($ Thousands)		1,649

PURCHASED OPTIONS — 0.0%
Total Purchased Options
(Cost $57) ($ Thousands)		48

Total Investments in Securities — 100.1%
(Cost $410,254) ($ Thousands)		$362,323

WRITTEN OPTIONS — (0.0)%
Total Written Options
(Premiums Received $199) ($ Thousands)		$(75)

New Covenant Funds / Quarterly Report /September 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

New Covenant Income Fund (Continued)

A list of open option contracts held by the Fund at September 30, 2022 are as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Put Options
November 2022, U.S. 10-Year Future Option*	14	$1,596	$114.00	10/22/2022	$33

Call Options
November 2022, U.S. 10-Year Future Option*	14	$1,568	112.00	10/22/2022	$–
November 2022, U.S. 5-Year Future Option*	22	2,393	108.75	10/22/2022	6
November 2022, U.S. 5-Year Future Option*	11	1,226	111.50	10/22/2022	–
November 2022, U.S. Long Treasury Bond*	7	896	128.00	10/22/2022	9

		6,083			15

Total Purchased Options		$7,679			$48
WRITTEN OPTIONS — 0.0%
Put Options
November 2022, U.S. 10-Year Future Option*	(14)	$(1,610)	115.00	10/22/22	$(44)

Call Options
December 2022, IMM Eurodollar Future Option*	(38)	$(9,167)	96.50	12/17/22	$(3)
December 2022, IMM Eurodollar Future Option*	(130)	(31,525)	97.00	12/17/22	(6)
November 2022, U.S. 10-Year Future Option*	(14)	(1,575)	112.50	10/22/22	–
November 2022, U.S. 5-Year Future Option*	(66)	(7,211)	109.25	10/22/22	(10)
November 2022, U.S. Long Treasury Bond*	(7)	(889)	127.00	10/22/22	(12)

		(50,367)			(31)

Total Written Options		$(51,977)			$(75)

A list of the open futures contracts held by the Fund at September 30, 2022 are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
90-Day Euro$	34	Mar-2023	$8,081	$8,100	$19
90-Day Euro$	46	Jun-2023	11,067	10,964	(103)
90-Day Euro$	91	Dec-2022	22,104	21,683	(421)
90-Day Euro$	76	Dec-2024	18,367	18,250	(117)
U.S. 2-Year Treasury Note	69	Dec-2022	14,400	14,172	(228)
U.S. 5-Year Treasury Note	258	Dec-2022	28,695	27,737	(958)
Ultra 10-Year U.S. Treasury Note	87	Dec-2022	10,911	10,308	(603)
			113,625	111,214	(2,411)
Short Contracts
90-Day Euro$	(186)	Dec-2023	$(44,594)	$(44,412)	$182
U.S. 10-Year Treasury Note	(148)	Dec-2022	(17,348)	(16,585)	763
U.S. Long Treasury Bond	(192)	Dec-2022	(26,343)	(24,270)	2,073
U.S. Ultra Long Treasury Bond	(22)	Dec-2022	(3,303)	(3,014)	289
			(91,588)	(88,281)	3,307
			$22,037	$22,933	$896

The futures contracts are considered to have interest rate risk associated with them.

Percentages are based on Net Assets of $361,998 ($ Thousands).
**	The rate reported is the 7-day effective yield as of September 30, 2022.
†	Investment in Affiliated Security.

New Covenant Funds / Quarterly Report /September 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

New Covenant Income Fund (Concluded)

(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On September 30, 2022, the value of these securities amounted to $66,719 ($ Thousands), representing 18.4% of the Net Assets of the Fund.

(C)	No interest rate available.
(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(E)	Zero coupon security.

ABS — Asset-Backed Security
AGM— Assured Guaranty Municipal
Cl — Class
CLO — Collateralized Loan Obligation
CMO — Collateralized Mortgage Obligation
DAC — Designated Activity Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FRESB — Freddie Mac Small Balance Mortgage Trust
GNMA — Government National Mortgage Association
ICE— Intercontinental Exchange
IO — Interest Only — face amount represents notional amount
JSC — Joint-Stock Company
LIBOR — London Interbank Offered Rate
LP — Limited Partnership
MTN — Medium Term Note
PLC — Public Limited Company
RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit
Ser — Series
SOFR — Secured Overnight Financing Rate
SOFR30A — Secured Overnight Financing Rate 30-day Average
STACR — Structured Agency Credit Risk
TBA — To Be Announced
TSFR1M — Term Secured Overnight Financing Rate 1 Month
TSFR3M — Term Secured Overnight Financing Rate 3 Month
USD — U.S. Dollar

The following is a summary of the level of inputs used as of September 30, 2022, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	150,341	–	150,341
Corporate Obligations	–	108,553	–	108,553
U.S. Treasury Obligations	22,014	34,169	–	56,183
Asset-Backed Securities	–	35,228	–	35,228
Municipal Bonds	–	5,582	–	5,582
Sovereign Debt	–	4,739	–	4,739
Cash Equivalent	1,649	–	–	1,649
Purchased Options	48	–	–	48
Total Investments in Securities	23,711	338,612	–	362,323

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Written Options	(75)	–	–	(75)
Futures Contracts*
Unrealized Appreciation	3,326	–	–	3,326
Unrealized Depreciation	(2,430)	–	–	(2,430)
Total Other Financial Instruments	821	–	–	821

*	Futures contracts are value at the unrealized appreciation (depreciation) on the instrument.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended September 30, 2022 ($ Thousands):

Security Description	Value 6/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2022	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$2,168	$36,711	$(37,230)	$—	$—	$1,649	1,649,092	$6	$—

Amounts designated as “—” are $0 or have been rounded to $0.

New Covenant Funds / Quarterly Report /September 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

New Covenant Balanced Growth Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.2%
Equity Fund — 57.6%
New Covenant Growth Fund †	3,865,439	$178,467

Total Equity Fund
(Cost $105,590) ($ Thousands)		178,467
Fixed Income Fund — 41.6%
New Covenant Income Fund †	6,340,495	128,776

Total Fixed Income Fund
(Cost $145,333) ($ Thousands)		128,776

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, Cl F
2.600%**†	2,022,255	$2,022

Total Cash Equivalent
(Cost $2,022) ($ Thousands)		2,022

Total Investments in Securities — 99.9%
(Cost $252,945) ($ Thousands)		$309,265

Percentages are based on Net Assets of $309,464 ($ Thousands).
**	The rate reported is the 7-day effective yield as of September 30, 2022.
†	Investment in Affiliated Security.

Cl — Class

As of September 30, 2022, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended September 30, 2022 ($ Thousands):

Security Description	Value 6/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2022	Shares	Income	Capital Gains
New Covenant Growth Fund	$197,912	$—	$(11,664)	$(476)	$(7,305)	$178,467	3,865,439	$385	$—
New Covenant Income Fund	125,653	9,230	—	—	(6,107)	128,776	6,340,495	716	—
SEI Daily Income Trust, Government Fund, Cl F	2,729	5,559	(6,266)	—	—	2,022	2,022,255	11	—
Totals	$326,294	$14,789	$(17,930)	$(476)	$(13,412)	$309,265		$1,112	$—

Amounts designated as "—" are $0 or have been rounded to $0.

New Covenant Funds/ Quarterly Report /September 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

New Covenant Balanced Income Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.1%
Fixed Income Fund — 64.5%
New Covenant Income Fund †	2,693,730	$54,710

Total Fixed Income Fund
(Cost $62,031) ($ Thousands)		54,710
Equity Fund — 34.6%
New Covenant Growth Fund †	635,959	29,362

Total Equity Fund
(Cost $17,887) ($ Thousands)		29,362

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Cl F
2.600%**†	641,991	$642

Total Cash Equivalent
(Cost $642) ($ Thousands)		642

Total Investments in Securities — 99.9%
(Cost $80,560) ($ Thousands)		$84,714

Percentages are based on Net Assets of $84,812 ($ Thousands).
**	The rate reported is the 7-day effective yield as of September 30, 2022.
†	Investment in Affiliated Security.

Cl — Class

As of September 30, 2022, all of the Fund's investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended September 30, 2022 ($ Thousands):

Security Description	Value 6/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2022	Shares	Income	Capital Gains
New Covenant Income Fund	$59,566	$2,425	$(4,469)	$(748)	$(2,064)	$54,710	2,693,730	$332	$—
New Covenant Growth Fund	33,346	200	(2,998)	(551)	(635)	29,362	635,959	65	—
SEI Daily Income Trust, Government Fund, Cl F	597	2,226	(2,181)	—	—	642	641,991	3	—
Totals	$93,509	$4,851	$(9,648)	$(1,299)	$(2,699)	$84,714		$400	$—

Amounts designated as "—" are $0 or have been rounded to $0.

New Covenant Funds / Quarterly Report /September 30, 2022